Guggenheim Active Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2023

	Shares	Value
COMMON STOCKS† - 6.0%
Technology - 1.5%
Teradyne, Inc.[1]	6,613	$ 713,344
ANSYS, Inc.*,1	2,022	644,755
Intuit, Inc.[1]	1,181	639,878
Advanced Micro Devices, Inc.*,1	5,788	611,907
Paycom Software, Inc.[1]	1,974	582,014
Qorvo, Inc.*,1	5,008	537,809
Skyworks Solutions, Inc.[1]	4,710	512,165
IPG Photonics Corp.*,1	4,423	479,276
QUALCOMM, Inc.[1]	3,717	425,708
Zebra Technologies Corp. — Class A*,1	1,317	362,188
Micron Technology, Inc.	4,612	322,563
Ceridian HCM Holding, Inc.*,1	4,165	302,046
Salesforce, Inc.*,1	1,292	286,126
Tyler Technologies, Inc.*,1	642	255,792
Seagate Technology Holdings plc	2,826	200,053
Silicon Laboratories, Inc.*	444	59,878
Power Integrations, Inc.	691	58,058
Workiva, Inc.*	501	56,037
Diodes, Inc.*	510	41,744
Synaptics, Inc.*	463	40,531
Varonis Systems, Inc.*	1,250	39,913
MicroStrategy, Inc. — Class A*	108	38,613
Blackline, Inc.*	633	38,018
Envestnet, Inc.*	635	34,690
Rapid7, Inc.*	659	33,207
Sprout Social, Inc. — Class A*	530	28,376
Ambarella, Inc.*	412	25,606
SiTime Corp.*	188	24,946
PagerDuty, Inc.*	967	24,910
Appian Corp. — Class A*	461	22,451
Semtech Corp.*	756	19,770
MaxLinear, Inc. — Class A*	829	19,482
Asana, Inc. — Class A*	853	18,331
Ultra Clean Holdings, Inc.*	521	18,318
JFrog Ltd.*	632	18,132
Apollo Medical Holdings, Inc.*	442	16,734
Phreesia, Inc.*	584	16,627
DigitalOcean Holdings, Inc.*	593	16,041
Zuora, Inc. — Class A*	1,333	12,144
Cerence, Inc.*	454	11,849
Digital Turbine, Inc.*	1,060	9,445
3D Systems Corp.*	1,453	9,168
Outset Medical, Inc.*	548	7,458
Health Catalyst, Inc.*	609	7,119
PAR Technology Corp.*	147	6,392
Cardlytics, Inc.*	382	6,364
Grid Dynamics Holdings, Inc.*	530	6,164
BigCommerce Holdings, Inc.*	567	6,010
Sapiens International Corporation N.V.	184	5,500
8x8, Inc.*	1,327	4,313
Desktop Metal, Inc. — Class A*	2,196	3,953
Bandwidth, Inc. — Class A*	275	3,952
Domo, Inc. — Class B*	330	3,518
Pitney Bowes, Inc.	1,031	3,392
LivePerson, Inc.*	775	3,255
TTEC Holdings, Inc.	108	3,214
CEVA, Inc.*	132	3,065
Mitek Systems, Inc.*	255	2,848
Corsair Gaming, Inc.*	163	2,562
Digimarc Corp.*	76	2,488
American Software, Inc. — Class A	187	2,156
Daily Journal Corp.*	7	2,064
Unisys Corp.*	384	1,548
AvidXchange Holdings, Inc.*	147	1,511
Vuzix Corp.*	349	1,396
Tabula Rasa HealthCare, Inc.*	134	1,376
ON24, Inc.	161	1,104
Enfusion, Inc. — Class A*	126	1,076
Brightcove, Inc.*	242	932
CoreCard Corp.*	43	913
Rackspace Technology, Inc.*	324	810
CS Disco, Inc.*	84	798
Atomera, Inc.*	120	763
Porch Group, Inc.*	894	755
Outbrain, Inc.*	127	725
Ouster, Inc.*	112	630
Telos Corp.*	238	621
Upland Software, Inc.*	172	611
Veritone, Inc.*	169	519
Smith Micro Software, Inc.*	275	470
Viant Technology, Inc. — Class A*	68	426
SecureWorks Corp. — Class A*	58	400
iCAD, Inc.*	130	296
Weave Communications, Inc.*	27	276
Meta Materials, Inc.*	1,187	273
Forian, Inc.*	112	270
DarioHealth Corp.*	80	250
Arteris, Inc.*	29	196
EMCORE Corp.*	218	131
Ryvyl, Inc.*	109	130
Society Pass, Inc.*	19	8
NantHealth, Inc.*	10	4
Total Technology		7,733,648
Consumer, Cyclical - 1.3%
Tesla, Inc.*,1	2,487	641,845
PVH Corp.[1]	6,676	558,114
Aptiv plc*,1	4,627	469,409
Carnival Corp.*,1	29,371	464,649
Caesars Entertainment, Inc.*,1	8,165	451,198
Bath & Body Works, Inc.[1]	10,922	402,694
Copart, Inc.*,1	8,852	396,835
Penn Entertainment, Inc.*,1	15,035	356,179
Home Depot, Inc.[1]	807	266,552
Domino's Pizza, Inc.[1]	662	256,459
NIKE, Inc. — Class B1	2,085	212,065
Pool Corp.[1]	578	211,317
CarMax, Inc.*,1	2,577	210,489
Best Buy Company, Inc.[1]	2,703	206,644
General Motors Co.[1]	6,159	206,388
Ford Motor Co.[1]	15,940	193,352
Whirlpool Corp.[1]	1,379	193,005
Target Corp.[1]	1,235	156,289
VF Corp.[1]	4,779	94,433
Advance Auto Parts, Inc.[1]	1,253	86,231
Crocs, Inc.*	683	66,483
Under Armour, Inc. — Class C*,1	9,303	64,098
Under Armour, Inc. — Class A*,1	8,161	62,350
Fox Factory Holding Corp.*	493	54,629

Guggenheim Active Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2023

	Shares	Value
COMMON STOCKS† - 6.0%
Consumer, Cyclical - 1.3% (continued)
Signet Jewelers Ltd.	620	$46,500
Skyline Champion Corp.*	613	43,689
Macy's, Inc.	3,538	43,270
Goodyear Tire & Rubber Co.*	3,229	41,687
LCI Industries	289	36,206
Steven Madden Ltd.	944	32,568
Boot Barn Holdings, Inc.*	342	31,378
LGI Homes, Inc.*	252	31,021
American Eagle Outfitters, Inc.	1,778	30,155
Papa John's International, Inc.	387	29,296
Kontoor Brands, Inc.	608	27,840
Dana, Inc.	1,698	27,355
Topgolf Callaway Brands Corp.*	1,357	23,666
Gentherm, Inc.*	390	23,482
Cracker Barrel Old Country Store, Inc.	278	22,915
Sonos, Inc.*	1,488	20,505
National Vision Holdings, Inc.*	969	17,742
MillerKnoll, Inc.	872	16,655
AMC Entertainment Holdings, Inc. — Class A*	1,286	16,144
Sally Beauty Holdings, Inc.*	1,288	13,086
iRobot Corp.*	315	12,250
Camping World Holdings, Inc. — Class A	489	12,093
Fisker, Inc.*	1,915	11,241
Lions Gate Entertainment Corp. — Class B*	1,385	10,318
Vista Outdoor, Inc.*	330	9,653
Cheesecake Factory, Inc.	270	8,599
Allegiant Travel Co. — Class A	90	7,996
Wolverine World Wide, Inc.	954	7,708
Sleep Number Corp.*	260	6,651
Shyft Group, Inc.	406	6,366
Malibu Boats, Inc. — Class A*	121	5,876
Standard Motor Products, Inc.	124	4,592
Children's Place, Inc.*	161	4,268
MarineMax, Inc.*	123	4,092
Douglas Dynamics, Inc.	134	4,056
Hibbett, Inc.	80	3,705
Denny's Corp.*	362	3,450
Nikola Corp.*	2,697	3,182
Bally's Corp.*	191	3,170
Rush Street Interactive, Inc.*	616	2,834
Sun Country Airlines Holdings, Inc.*	187	2,784
Lions Gate Entertainment Corp. — Class A*	341	2,701
Global Industrial Co.	76	2,572
Portillo's, Inc. — Class A*	136	2,494
Movado Group, Inc.	91	2,489
Shoe Carnival, Inc.	105	2,429
Big Lots, Inc.	354	2,195
Zumiez, Inc.*	114	2,165
GrowGeneration Corp.*	647	2,103
Marcus Corp.	136	2,066
Lovesac Co.*	76	1,742
Johnson Outdoors, Inc. — Class A	31	1,733
OneWater Marine, Inc. — Class A*	61	1,593
Cooper-Standard Holdings, Inc.*	100	1,494
Hooker Furnishings Corp.	69	1,486
PetMed Express, Inc.	118	1,330
Sportsman's Warehouse Holdings, Inc.*	259	1,246
Tilly's, Inc. — Class A*	135	1,214
Aeva Technologies, Inc.*	1,231	1,160
Vera Bradley, Inc.*	155	1,111
El Pollo Loco Holdings, Inc.	113	1,075
Citi Trends, Inc.*	47	1,017
Big 5 Sporting Goods Corp.	123	975
Snap One Holdings Corp.*	100	915
Cato Corp. — Class A	117	907
Escalade, Inc.	60	899
Flexsteel Industries, Inc.	39	881
Sweetgreen, Inc. — Class A*	60	862
Hyliion Holdings Corp.*	698	852
ONE Group Hospitality, Inc.*	123	843
American Outdoor Brands, Inc.*	84	825
Traeger, Inc.*	177	791
Canoo, Inc.*	1,268	751
Purple Innovation, Inc.	343	744
EVI Industries, Inc.*	27	713
Tupperware Brands Corp.*	286	712
Workhorse Group, Inc.*	875	690
Noodles & Co.*	242	673
Universal Electronics, Inc.*	74	659
Fossil Group, Inc.*	284	602
LL Flooring Holdings, Inc.*	170	586
Superior Group of Companies, Inc.	69	545
Lazydays Holdings, Inc.*	44	518
Hamilton Beach Brands Holding Co. — Class A	44	516
Lifetime Brands, Inc.	75	472
Duluth Holdings, Inc. — Class B*	72	458
Conn's, Inc.*	106	443
Container Store Group, Inc.*	189	442
PLBY Group, Inc.*	337	438
GAN Ltd.*	239	337
Barnes & Noble Education, Inc.*	263	334
Mesa Air Group, Inc.*	204	279
Regis Corp.*	248	268
Rite Aid Corp.*	328	253
Liberty TripAdvisor Holdings, Inc. — Class A*	434	245
Lordstown Motors Corp. — Class A*	60	240
Torrid Holdings, Inc.*	103	233
Kirkland's, Inc.*	74	185
Nautilus, Inc.*	179	179
Shift Technologies, Inc.*	102	122
Ideanomics, Inc.*	22	67
Aterian, Inc.*	154	55
Arcimoto, Inc.*	9	9
F45 Training Holdings, Inc.*	176	8
Party City Holdco, Inc.*	658	7
EBET, Inc.*	68	3
Total Consumer, Cyclical		7,050,702
Financial - 1.3%
BlackRock, Inc. — Class A1	735	514,897
Invesco Ltd.[1]	29,197	464,816
T. Rowe Price Group, Inc.[1]	3,987	447,461
Goldman Sachs Group, Inc.[1]	782	256,269
Franklin Resources, Inc.[1]	9,379	250,794
CBRE Group, Inc. — Class A*,1	2,920	248,346
Nasdaq, Inc.[1]	4,653	244,189

Guggenheim Active Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2023

Shares	Value
COMMON STOCKS† - 6.0%
Financial - 1.3% (continued)
Synchrony Financial[1]	7,297	$235,547
Bank of New York Mellon Corp.[1]	5,113	229,420
Simon Property Group, Inc. REIT[1]	1,966	223,121
Lincoln National Corp.[1]	8,597	220,599
State Street Corp.[1]	3,115	214,125
Capital One Financial Corp.[1]	1,965	201,196
Citigroup, Inc.[1]	4,721	194,930
Charles Schwab Corp.[1]	3,186	188,452
Bank of America Corp.[1]	6,340	181,768
Essex Property Trust, Inc. REIT[1]	761	181,415
Healthpeak Properties, Inc. REIT[1]	7,889	162,356
Alexandria Real Estate Equities, Inc. REIT[1]	1,357	157,873
Citizens Financial Group, Inc.[1]	5,454	153,421
Truist Financial Corp.[1]	4,474	136,681
Vornado Realty Trust REIT[1]	5,532	132,879
KeyCorp[1]	11,155	126,386
STAG Industrial, Inc. REIT	2,043	74,631
Terreno Realty Corp. REIT	863	52,548
First Financial Bankshares, Inc.	1,517	43,568
Valley National Bancorp	4,679	42,953
Focus Financial Partners, Inc. — Class A*	751	39,803
Glacier Bancorp, Inc.	1,288	38,911
Hamilton Lane, Inc. — Class A	407	37,766
Essential Properties Realty Trust, Inc. REIT	1,411	33,892
Moelis & Co. — Class A	714	33,851
LXP Industrial Trust REIT	3,282	32,229
National Storage Affiliates Trust REIT	949	31,886
Piper Sandler Cos.	204	30,392
Broadstone Net Lease, Inc. REIT	1,850	29,914
WSFS Financial Corp.	760	29,868
Macerich Co. REIT	2,498	29,202
Walker & Dunlop, Inc.	341	29,101
Axos Financial, Inc.*	669	28,827
Artisan Partners Asset Management, Inc. — Class A	687	26,395
Innovative Industrial Properties, Inc. REIT	292	25,486
Pacific Premier Bancorp, Inc.	1,095	25,207
Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	896	20,044
Cannae Holdings, Inc.*	994	19,512
Outfront Media, Inc. REIT	1,700	19,295
Cohen & Steers, Inc.	291	18,967
Triumph Financial, Inc.*	281	18,049
Virtus Investment Partners, Inc.	85	17,604
Pathward Financial, Inc.	345	16,998
Chimera Investment Corp. REIT	2,752	16,650
StepStone Group, Inc. — Class A	527	16,268
BRP Group, Inc. — Class A*	559	14,864
Goosehead Insurance, Inc. — Class A*	211	14,740
Stewart Information Services Corp.	313	14,498
eXp World Holdings, Inc.	736	14,146
Newmark Group, Inc. — Class A	1,942	13,769
Trupanion, Inc.*	446	13,260
Customers Bancorp, Inc.*	357	12,545
Live Oak Bancshares, Inc.	376	12,160
Redfin Corp.*	1,216	11,576
Argo Group International Holdings Ltd.	371	11,037
Hilltop Holdings, Inc.	362	11,001
Brandywine Realty Trust REIT	1,990	9,950
Bank of NT Butterfield & Son Ltd.	294	8,561
LendingClub Corp.*	1,171	8,150
Empire State Realty Trust, Inc. — Class A REIT	838	7,316
Safehold, Inc. REIT	335	7,126
MFA Financial, Inc. REIT	649	7,113
Uniti Group, Inc. REIT	1,153	6,192
B Riley Financial, Inc.	118	6,042
Redwood Trust, Inc. REIT	675	5,407
Centerspace REIT	83	5,373
Veritex Holdings, Inc.	278	5,229
Piedmont Office Realty Trust, Inc. — Class A REIT	727	4,994
Community Healthcare Trust, Inc. REIT	141	4,680
Eagle Bancorp, Inc.	185	4,451
Anywhere Real Estate, Inc.*	675	4,428
Capitol Federal Financial, Inc.	762	4,321
Plymouth Industrial REIT, Inc.	182	4,170
ConnectOne Bancorp, Inc.	218	4,168
Brightsphere Investment Group, Inc.	189	3,914
Ready Capital Corp. REIT	355	3,877
First Bancshares, Inc.	120	3,407
Global Medical REIT, Inc.	351	3,398
World Acceptance Corp.*	24	3,235
Diamond Hill Investment Group, Inc.	17	2,869
Northfield Bancorp, Inc.	258	2,719
Central Pacific Financial Corp.	160	2,715
TPG RE Finance Trust, Inc. REIT	358	2,692
LendingTree, Inc.*	136	2,572
ARMOUR Residential REIT, Inc.	518	2,543
Business First Bancshares, Inc.	114	2,331
Metropolitan Bank Holding Corp.*	57	2,269
First Foundation, Inc.	284	2,232
Metrocity Bankshares, Inc.	113	2,204
Oppenheimer Holdings, Inc. — Class A	55	2,095
Office Properties Income Trust REIT	281	2,079
Invesco Mortgage Capital, Inc. REIT	183	2,058
HomeTrust Bancshares, Inc.	87	1,988
GCM Grosvenor, Inc. — Class A	258	1,971
Southern Missouri Bancorp, Inc.	45	1,904
One Liberty Properties, Inc. REIT	95	1,867
West BanCorp, Inc.	95	1,759
HCI Group, Inc.	33	1,758
Alerus Financial Corp.	89	1,736
Seritage Growth Properties REIT*	222	1,676
Sierra Bancorp	83	1,650
Hingham Institution For Savings	8	1,594
Enterprise Bancorp, Inc.	55	1,592
Waterstone Financial, Inc.	128	1,588

Guggenheim Active Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2023

Shares	Value
COMMON STOCKS† - 6.0%
Financial - 1.3% (continued)
Blue Foundry Bancorp*	167	$1,545
Orchid Island Capital, Inc. REIT	158	1,515
Sculptor Capital Management, Inc.	130	1,511
Civista Bancshares, Inc.	88	1,495
Industrial Logistics Properties Trust REIT	380	1,493
City Office REIT, Inc.	254	1,280
Greenhill & Company, Inc.	85	1,254
Southern First Bancshares, Inc.*	44	1,237
Regional Management Corp.	44	1,209
Franklin Street Properties Corp. REIT	595	1,142
eHealth, Inc.*	145	1,134
RBB Bancorp	83	1,131
Douglas Elliman, Inc.	450	1,131
HomeStreet, Inc.	114	1,077
Legacy Housing Corp.*	47	1,066
Investors Title Co.	7	1,007
Atlanticus Holdings Corp.*	28	977
Citizens, Inc.*	297	897
Great Ajax Corp. REIT	129	871
Oportun Financial Corp.*	124	868
Star Holdings*	60	819
Heritage Insurance Holdings, Inc.*	154	818
Maiden Holdings Ltd.*	414	708
GAMCO Investors, Inc. — Class A	30	627
Pioneer Bancorp, Inc.*	69	622
Lemonade, Inc.*	30	413
Ashford Hospitality Trust, Inc. REIT*	101	300
Fathom Holdings, Inc.*	36	222
First Republic Bank[1]	1,594	207
Finance of America Companies, Inc. — Class A*	106	151
Curo Group Holdings Corp.*	125	135
Rafael Holdings, Inc. — Class B*	60	131
SouthState Corp.	2	116
Signature Bank[1]	1,846	102
SVB Financial Group*,1	1,156	92
Pershing Square Tontine Holdings, Ltd. — Class A*,†††,2	329,701	80
Silvergate Capital Corp. — Class A*	327	33
Total Financial		6,597,733
Consumer, Non-cyclical - 1.0%
Align Technology, Inc.*,1	1,380	510,793
Bio-Techne Corp.[1]	5,648	442,803
PayPal Holdings, Inc.*,1	5,816	363,558
Illumina, Inc.*,1	1,645	271,787
Dexcom, Inc.*,1	2,620	264,568
Zoetis, Inc.[1]	1,380	262,904
IDEXX Laboratories, Inc.*,1	513	262,353
Equifax, Inc.[1]	1,142	236,051
Moderna, Inc.*,1	1,850	209,179
Charles River Laboratories International, Inc.*,1	985	203,718
Dentsply Sirona, Inc.[1]	5,242	194,426
Bio-Rad Laboratories, Inc. — Class A*,1	482	192,896
MarketAxess Holdings, Inc.[1]	746	179,734
Robert Half, Inc.[1]	2,350	173,806
Avis Budget Group, Inc.*	484	103,281
TriNet Group, Inc.*	474	52,581
ASGN, Inc.*	596	48,967
Herc Holdings, Inc.	292	38,001
CONMED Corp.	339	37,785
Bridgebio Pharma, Inc.*	1,241	37,118
LivaNova plc*	625	34,719
Helen of Troy Ltd.*	281	34,541
Blueprint Medicines Corp.*	683	34,054
Arrowhead Pharmaceuticals, Inc.*	1,200	33,168
Alarm.com Holdings, Inc.*	552	32,331
Korn Ferry	630	32,117
Intellia Therapeutics, Inc.*	814	30,509
Insmed, Inc.*	1,377	30,142
Omnicell, Inc.*	513	29,169
Neogen Corp.*	1,258	29,085
Primo Water Corp.	1,845	28,155
Progyny, Inc.*	754	28,154
Pacific Biosciences of California, Inc.*	2,271	25,617
LiveRamp Holdings, Inc.*	775	25,063
Denali Therapeutics, Inc.*	1,062	24,522
AtriCure, Inc.*	525	23,704
Upbound Group, Inc.	773	23,669
PROG Holdings, Inc.*	663	22,741
Veracyte, Inc.*	791	20,882
NeoGenomics, Inc.*	1,325	19,915
Vericel Corp.*	545	17,892
Agios Pharmaceuticals, Inc.*	640	17,555
Arvinas, Inc.*	548	15,459
Coursera, Inc.*	851	14,799
Marathon Digital Holdings, Inc.*	1,115	14,016
Twist Bioscience Corp.*	633	13,920
Riot Platforms, Inc.*	1,226	13,915
Beam Therapeutics, Inc.*	596	13,815
Cimpress plc*	205	13,245
Owens & Minor, Inc.*	718	12,134
Recursion Pharmaceuticals, Inc. — Class A*	1,343	11,684
Ligand Pharmaceuticals, Inc. — Class B*	177	11,641
Zentalis Pharmaceuticals, Inc.*	428	11,368
Arcus Biosciences, Inc.*	526	10,783
Protagonist Therapeutics, Inc.*	524	10,386
Deluxe Corp.	503	10,171
Quanterix Corp.*	361	9,675
SpringWorks Therapeutics, Inc.*	342	9,638
Cassava Sciences, Inc.*	448	9,395
Avid Bioservices, Inc.*	708	8,354
Nevro Corp.*	405	8,116
Accolade, Inc.*	601	8,107
Fulgent Genetics, Inc.*	246	8,059
Kymera Therapeutics, Inc.*	403	7,689
Rocket Pharmaceuticals, Inc.*	486	7,606
Editas Medicine, Inc.*	801	7,137
Inhibrx, Inc.*	332	7,105
Monro, Inc.	194	6,352
Beauty Health Co.*	1,022	6,295
WW International, Inc.*	627	6,088
CareDx, Inc.*	593	5,521
Sana Biotechnology, Inc.*	1,029	5,505
OmniAb, Inc.*	867	5,029
Travere Therapeutics, Inc.*	348	4,969

Guggenheim Active Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2023

Shares	Value
COMMON STOCKS† - 6.0%
Consumer, Non-cyclical - 1.0% (continued)
Community Health Systems, Inc.*	1,457	$4,925
B&G Foods, Inc.	375	4,796
Repay Holdings Corp.*	507	4,674
ModivCare, Inc.*	145	4,654
Green Dot Corp. — Class A*	313	4,645
USANA Health Sciences, Inc.*	70	4,500
First Advantage Corp.	320	4,464
Varex Imaging Corp.*	224	4,406
OPKO Health, Inc.*	2,343	4,288
Coherus Biosciences, Inc.*	766	4,083
Alector, Inc.*	695	3,788
Atrion Corp.	8	3,721
Custom Truck One Source, Inc.*	540	3,623
Replimune Group, Inc.*	177	3,614
Enanta Pharmaceuticals, Inc.*	230	3,416
Viad Corp.*	120	3,407
MacroGenics, Inc.*	716	3,337
Nurix Therapeutics, Inc.*	373	3,170
Allogene Therapeutics, Inc.*	811	3,155
TrueBlue, Inc.*	205	3,102
American Well Corp. — Class A*	2,183	3,100
OrthoPediatrics Corp.*	80	3,058
Heidrick & Struggles International, Inc.	115	3,046
Nuvation Bio, Inc.*	1,852	3,037
Surmodics, Inc.*	80	2,946
Carriage Services, Inc. — Class A	90	2,774
OraSure Technologies, Inc.*	426	2,752
2U, Inc.*	857	2,717
Senseonics Holdings, Inc.*	5,152	2,618
European Wax Center, Inc. — Class A*	150	2,604
Generation Bio Co.*	522	2,495
Castle Biosciences, Inc.*	124	2,471
Sutro Biopharma, Inc.*	517	2,456
Fate Therapeutics, Inc.*	948	2,379
Aaron's Company, Inc.	183	2,209
Invitae Corp.*	2,340	2,162
Turning Point Brands, Inc.	86	2,117
Mission Produce, Inc.*	220	2,094
Scholar Rock Holding Corp.*	330	2,062
MaxCyte, Inc.*	563	2,061
Cerus Corp.*	986	1,864
Utah Medical Products, Inc.	20	1,832
Pennant Group, Inc.*	152	1,821
Heron Therapeutics, Inc.*	1,100	1,804
AngioDynamics, Inc.*	220	1,767
Phathom Pharmaceuticals, Inc.*	120	1,727
Vital Farms, Inc.*	146	1,720
Vanda Pharmaceuticals, Inc.*	326	1,692
ORIC Pharmaceuticals, Inc.*	188	1,685
Orthofix Medical, Inc.*	78	1,650
Pulmonx Corp.*	155	1,621
Cullinan Oncology, Inc.*	154	1,594
Willdan Group, Inc.*	66	1,593
Accuray, Inc.*	550	1,567
Marinus Pharmaceuticals, Inc.*	220	1,564
Anika Therapeutics, Inc.*	86	1,535
Joint Corp.*	165	1,533
Olema Pharmaceuticals, Inc.*	150	1,522
Bluebird Bio, Inc.*	402	1,515
Atara Biotherapeutics, Inc.*	1,012	1,477
iTeos Therapeutics, Inc.*	120	1,448
Akebia Therapeutics, Inc.*	1,039	1,444
Seres Therapeutics, Inc.*	414	1,428
Scilex Holding Co.*	491	1,409
Edgewise Therapeutics, Inc.*	225	1,406
Sangamo Therapeutics, Inc.*	1,415	1,372
NanoString Technologies, Inc.*	532	1,362
Emergent BioSolutions, Inc.*	287	1,346
Vera Therapeutics, Inc.*	76	1,344
C4 Therapeutics, Inc.*	460	1,334
Seer, Inc.*	495	1,302
Allakos, Inc.*	417	1,201
Rigel Pharmaceuticals, Inc.*	1,018	1,160
PMV Pharmaceuticals, Inc.*	156	1,126
MeiraGTx Holdings plc*	177	1,113
InfuSystem Holdings, Inc.*	108	1,110
Inovio Pharmaceuticals, Inc.*	2,464	1,109
Organogenesis Holdings, Inc.*	379	1,061
Harvard Bioscience, Inc.*	234	1,032
HF Foods Group, Inc.*	217	1,027
Ginkgo Bioworks Holdings, Inc.*	428	1,002
Precigen, Inc.*	565	989
Lineage Cell Therapeutics, Inc.*	747	986
Ocugen, Inc.*	2,201	949
Kodiak Sciences, Inc.*	399	878
Tarsus Pharmaceuticals, Inc.*	50	875
Zevra Therapeutics, Inc.*	172	872
Erasca, Inc.*	335	868
Apyx Medical Corp.*	185	862
Whole Earth Brands, Inc.*	222	846
Udemy, Inc.*	81	839
Verastem, Inc.*	85	830
BioLife Solutions, Inc.*	61	806
Ikena Oncology, Inc.*	161	747
Honest Company, Inc.*	495	733
Inogen, Inc.*	116	720
Lexicon Pharmaceuticals, Inc.*	408	702
2seventy bio, Inc.*	135	701
Oramed Pharmaceuticals, Inc.*	212	695
Cara Therapeutics, Inc.*	264	678
Selecta Biosciences, Inc.*	542	667
Seelos Therapeutics, Inc.*	585	638
Stoke Therapeutics, Inc.*	113	635
CytoSorbents Corp.*	245	632
Paratek Pharmaceuticals, Inc.*	285	630
Tenaya Therapeutics, Inc.*	153	592
Bioventus, Inc. — Class A*	164	590
Vaxart, Inc.*	715	588
CytomX Therapeutics, Inc.*	386	579
PhenomeX, Inc.*	607	577
Assertio Holdings, Inc.*	173	567
Atossa Therapeutics, Inc.*	697	551
Allovir, Inc.*	175	548
Celcuity, Inc.*	57	543
Mind Medicine MindMed, Inc.*	125	519
Absci Corp.*	287	514
Annexon, Inc.*	185	509
Stereotaxis, Inc.*	295	502
Cue Biopharma, Inc.*	183	496
Chimerix, Inc.*	435	496
Sorrento Therapeutics, Inc.*	3,481	460
Gritstone bio, Inc.*	249	453
ALX Oncology Holdings, Inc.*	105	447
ChromaDex Corp.*	279	444

Guggenheim Active Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2023

Shares	Value
COMMON STOCKS† - 6.0%
Consumer, Non-cyclical - 1.0% (continued)
XBiotech, Inc.*	90	$443
Athira Pharma, Inc.*	192	428
Taysha Gene Therapies, Inc.*	133	426
Werewolf Therapeutics, Inc.*	153	419
Inozyme Pharma, Inc.*	85	416
Cardiff Oncology, Inc.*	226	416
Asensus Surgical, Inc.*	1,394	414
Durect Corp.*	134	410
Carisma Therapeutics, Inc.	59	408
NeuroPace, Inc.*	42	394
Pulse Biosciences, Inc.*	83	391
Personalis, Inc.*	214	389
Affimed N.V.*	691	376
Inotiv, Inc.*	99	370
Talaris Therapeutics, Inc.*	124	357
Graphite Bio, Inc.*	160	355
Verrica Pharmaceuticals, Inc.*	78	355
NGM Biopharmaceuticals, Inc.*	187	353
IGM Biosciences, Inc.*	48	343
Avrobio, Inc.*	225	342
Shattuck Labs, Inc.*	158	341
Kinnate Biopharma, Inc.*	153	341
Aveanna Healthcare Holdings, Inc.*	235	338
DermTech, Inc.*	144	331
Kezar Life Sciences, Inc.*	219	326
Kronos Bio, Inc.*	231	321
Homology Medicines, Inc.*	249	299
CEL-SCI Corp.*	214	297
AirSculpt Technologies, Inc.*	38	292
Curis, Inc.*	516	289
Praxis Precision Medicines, Inc.*	194	285
Instil Bio, Inc.*	629	284
Vor BioPharma, Inc.*	113	282
Cyteir Therapeutics, Inc.*	99	272
Prelude Therapeutics, Inc.*	64	239
Century Therapeutics, Inc.*	96	238
BioAtla, Inc.*	92	231
Surface Oncology, Inc.*	208	223
Greenwich Lifesciences, Inc.*	24	220
Spero Therapeutics, Inc.*	144	216
Adaptimmune Therapeutics plc ADR*	273	213
Vistagen Therapeutics, Inc.*	38	203
MEI Pharma, Inc.*	33	176
TherapeuticsMD, Inc.*	46	174
Passage Bio, Inc.*	220	172
Neoleukin Therapeutics, Inc.*	209	157
Zevia PBC — Class A*	61	157
Quince Therapeutics, Inc.*	118	155
Exagen, Inc.*	61	154
Fortress Biotech, Inc.*	432	151
Bolt Biotherapeutics, Inc.*	136	150
Applied Therapeutics, Inc.*	105	140
Aeglea BioTherapeutics, Inc.*	240	138
Precision BioSciences, Inc.*	296	137
Rent the Runway, Inc. — Class A*	99	137
Pyxis Oncology, Inc.*	62	135
PAVmed, Inc.*	429	134
Magenta Therapeutics, Inc.*	178	133
Accelerate Diagnostics, Inc.*	19	133
Syros Pharmaceuticals, Inc.*	34	133
Aspira Women's Health, Inc.*	28	128
Sensei Biotherapeutics, Inc.*	124	124
Xilio Therapeutics, Inc.*	43	123
Retractable Technologies, Inc.*	103	122
Beyondspring, Inc.*	133	120
Molecular Templates, Inc.*	14	119
Biodesix, Inc.*	75	118
Harpoon Therapeutics, Inc.*	111	115
Singular Genomics Systems, Inc.*	244	115
Eliem Therapeutics, Inc.*	41	109
Aligos Therapeutics, Inc.*	125	108
Elicio Therapeutics, Inc.*	12	99
Frequency Therapeutics, Inc.*	191	92
22nd Century Group, Inc.*	64	90
AquaBounty Technologies, Inc.*	326	89
Mustang Bio, Inc.*	28	89
Solid Biosciences, Inc.*	23	83
Rapid Micro Biosystems, Inc. — Class A*	86	83
KALA BIO, Inc.*	6	81
Alpha Teknova, Inc.*	41	80
Oncternal Therapeutics, Inc.*	263	79
Hookipa Pharma, Inc.*	114	75
Portage Biotech, Inc.*	29	74
Vincerx Pharma, Inc.*	95	63
Telesis Bio, Inc.*	47	62
Oncocyte Corp.*	17	61
Atreca, Inc. — Class A*	154	57
Forte Biosciences, Inc.*	67	56
Sera Prognostics, Inc. — Class A*	31	55
Acutus Medical, Inc.*	113	54
Vapotherm, Inc.*	16	51
Infinity Pharmaceuticals, Inc.*	521	47
Cue Health, Inc.*	85	46
VBI Vaccines, Inc.*	37	45
Lucid Diagnostics, Inc.*	29	45
Laird Superfood, Inc.*	37	38
Talis Biomedical Corp.*	6	36
Trevena, Inc.*	38	33
Applied Molecular Transport, Inc.*	148	32
GT Biopharma, Inc.*	105	27
Endo International plc*	2,732	27
Athersys, Inc.*	49	24
NexImmune, Inc.*	105	23
AppHarvest, Inc.*	415	23
Eargo, Inc.*	8	22
Eterna Therapeutics, Inc.*	8	19
MiNK Therapeutics, Inc.*	11	16
iBio, Inc.*	51	15
Ampio Pharmaceuticals, Inc.*	78	15
Tonix Pharmaceuticals Holding Corp.*	13	13
Tattooed Chef, Inc.*	281	11
ViewRay, Inc.*	837	11
Rubius Therapeutics, Inc.*	547	10
Ontrak, Inc.*	9	9
Landos Biopharma, Inc.*	2	7
Finch Therapeutics Group, Inc.*	1	6
SQZ Biotechnologies Co.*	135	6
Humanigen, Inc.*	284	4
Oncorus, Inc.*	121	4

Guggenheim Active Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2023

Shares	Value
COMMON STOCKS† - 6.0%
Consumer, Non-cyclical - 1.0% (continued)
Avalo Therapeutics, Inc.*	30	$3
9 Meters Biopharma, Inc.*	67	1
Athenex, Inc.*	26	–
Codiak Biosciences, Inc.*,†††	94	–
Ligand Pharmaceuticals, Inc.*,††	67	–
Ligand Pharmaceuticals, Inc.*,††	67	–
Total Consumer, Non-cyclical		5,230,831
Communications - 0.5%
Etsy, Inc.*,1	4,899	360,419
Netflix, Inc.*,1	751	325,694
Expedia Group, Inc.*,1	2,988	323,869
Match Group, Inc.*,1	5,697	267,018
Amazon.com, Inc.*,1	1,757	242,484
eBay, Inc.[1]	5,107	228,691
F5, Inc.*,1	1,315	215,213
Charter Communications, Inc. — Class A*,1	457	200,221
Walt Disney Co.*,1	1,941	162,423
Warner Bros Discovery, Inc.*,1	10,664	140,125
DISH Network Corp. — Class A*,1	8,508	51,048
Ziff Davis, Inc.*	508	33,858
DigitalBridge Group, Inc.	1,417	24,684
Perficient, Inc.*	380	24,240
Q2 Holdings, Inc.*	638	21,954
Upwork, Inc.*	1,378	20,408
Cargurus, Inc.*	1,120	20,283
Overstock.com, Inc.*	504	13,159
Magnite, Inc.*	1,523	12,565
Shutterstock, Inc.	274	11,538
Open Lending Corp. — Class A*	1,223	10,090
TechTarget, Inc.*	305	8,769
Liberty Latin America Ltd. — Class C*	906	8,118
Clear Channel Outdoor Holdings, Inc.*	4,259	6,175
Revolve Group, Inc.*	420	6,153
Infinera Corp.*	1,081	5,059
iHeartMedia, Inc. — Class A*	1,313	4,740
Eventbrite, Inc. — Class A*	448	4,538
Stitch Fix, Inc. — Class A*	949	4,166
EchoStar Corp. — Class A*	219	3,806
EW Scripps Co. — Class A*	335	2,559
RealReal, Inc.*	940	2,472
Liquidity Services, Inc.*	135	2,464
Gannett Company, Inc.*	838	2,439
1-800-Flowers.com, Inc. — Class A*	317	2,387
Anterix, Inc.*	68	2,250
NETGEAR, Inc.*	169	2,228
Liberty Latin America Ltd. — Class A*	237	2,119
Quotient Technology, Inc.*	531	2,119
Boston Omaha Corp. — Class A*	118	2,086
IDT Corp. — Class B*	85	1,987
Thryv Holdings, Inc.*	90	1,835
Ooma, Inc.*	130	1,832
OptimizeRx Corp.*	205	1,747
Groupon, Inc.*	140	1,732
CarParts.com, Inc.*	291	1,405
Tucows, Inc. — Class A*	58	1,372
Entravision Communications Corp. — Class A	358	1,371
Advantage Solutions, Inc.*	455	1,274
Ribbon Communications, Inc.*	419	1,240
Telesat Corp.*	41	817
Lands' End, Inc.*	85	654
Cambium Networks Corp.*	63	580
1stdibs.com, Inc.*	106	475
Solo Brands, Inc. — Class A*	71	397
Inseego Corp.*	498	317
comScore, Inc.*	417	292
Fluent, Inc.*	258	166
National CineMedia, Inc.*	35	159
CuriosityStream, Inc.*	155	128
CalAmp Corp.*	208	128
VirnetX Holding Corp.	378	122
aka Brands Holding Corp.*	55	28
Audacy, Inc.*	23	16
Digital Media Solutions, Inc. — Class A*	1	4
HyreCar, Inc.*	104	–
Total Communications		2,804,709
Industrial - 0.4%
Dover Corp.[1]	1,697	251,665
Johnson Controls International plc[1]	4,227	249,647
Garmin Ltd.[1]	2,328	246,815
Generac Holdings, Inc.*,1	2,048	243,323
Keysight Technologies, Inc.*,1	1,753	233,675
Fortune Brands Innovations, Inc.[1]	3,048	210,373
Mohawk Industries, Inc.*	2,047	207,545
Stanley Black & Decker, Inc.[1]	1,746	164,787
Ball Corp.[1]	2,988	162,697
Exponent, Inc.	606	54,455
Zurn Elkay Water Solutions Corp.	1,417	41,972
John Bean Technologies Corp.	366	40,227
Kennametal, Inc.	980	25,941
Kratos Defense & Security Solutions, Inc.*	1,438	23,137
Helios Technologies, Inc.	378	21,879
Vicor Corp.*	247	16,739
Ichor Holdings Ltd.*	331	12,125
Montrose Environmental Group, Inc.*	305	11,724
GrafTech International Ltd.	2,345	8,301
Astec Industries, Inc.	133	7,291
CryoPort, Inc.*	476	6,711
TriMas Corp.	253	6,629
Columbus McKinnon Corp.	163	6,140
nLight, Inc.*	509	5,808
Gorman-Rupp Co.	135	4,339
Mesa Laboratories, Inc.	29	4,158
Triumph Group, Inc.*	373	3,510
Manitowoc Company, Inc.*	204	3,452
Enviri Corp.*	459	3,420
FARO Technologies, Inc.*	212	3,362
Smith & Wesson Brands, Inc.	285	3,346
Ranpak Holdings Corp.*	447	2,829
GoPro, Inc. — Class A*	755	2,744
Tutor Perini Corp.*	245	2,178
Pactiv Evergreen, Inc.	256	2,104
Luxfer Holdings plc	164	1,973
Blink Charging Co.*	428	1,686
Aspen Aerogels, Inc.*	263	1,602
Comtech Telecommunications Corp.	152	1,528

Guggenheim Active Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2023

Shares	Value
COMMON STOCKS† - 6.0%
Industrial - 0.4% (continued)
Standard BioTools, Inc.*	454	$1,362
Daseke, Inc.*	239	1,267
Pure Cycle Corp.*	114	1,253
AMMO, Inc.*	515	1,179
Identiv, Inc.*	127	1,049
Turtle Beach Corp.*	90	978
Latham Group, Inc.*	240	888
Kopin Corp.*	462	675
Hydrofarm Holdings Group, Inc.*	465	581
Yellow Corp.*	300	558
Caesarstone Ltd.*	134	557
INNOVATE Corp.*	282	451
Akoustis Technologies, Inc.*	287	433
Byrna Technologies, Inc.*	109	376
View, Inc.*	9	122
AgEagle Aerial Systems, Inc.*	406	68
Total Industrial		2,313,634
Basic Materials - 0.0%
Balchem Corp.	377	52,969
Quaker Chemical Corp.	157	27,864
Tronox Holdings plc — Class A	1,344	18,332
Energy Fuels, Inc.*	900	6,417
Compass Minerals International, Inc.	200	6,030
Novagold Resources, Inc.*	1,390	5,727
Schnitzer Steel Industries, Inc. — Class A	154	5,113
Coeur Mining, Inc.*	1,501	3,618
Centrus Energy Corp. — Class A*	57	2,705
Mativ Holdings, Inc.	136	2,227
Danimer Scientific, Inc.*	1,055	2,057
Gatos Silver, Inc.*	276	1,261
Codexis, Inc.*	706	1,229
Unifi, Inc.*	81	562
Glatfelter Corp.*	261	522
Amyris, Inc.*	2,060	82
Total Basic Materials		136,715
Energy - 0.0%
Sunnova Energy International, Inc.*	1,009	14,035
Stem, Inc.*	1,328	6,760
SunPower Corp. — Class A*	937	6,709
DMC Global, Inc.*	111	2,666
Gevo, Inc.*	1,167	1,529
Matrix Service Co.*	155	1,288
Cleanspark, Inc.*	228	1,124
National Energy Services Reunited Corp.*	226	1,028
Eos Energy Enterprises, Inc.*	259	842
Aemetis, Inc.*	161	807
Spruce Power Holding Corp.*	625	494
Beam Global*	52	452
Total Energy		37,734
Utilities - 0.0%
Ameresco, Inc. — Class A*	362	15,743
Middlesex Water Co.	101	7,602
Global Water Resources, Inc.	75	836
Via Renewables, Inc.	15	132
Stronghold Digital Mining, Inc. — Class A*	4	24
Total Utilities		24,337
Total Common Stocks
(Cost $54,665,773)		31,930,043
PREFERRED STOCKS†† - 6.6%
Financial - 6.1%
Markel Group, Inc.
6.00%[3]	5,000,000	4,848,652
Goldman Sachs Group, Inc.
3.80%[3]	5,000,000	4,197,350
Citigroup, Inc.
4.15%[3]	5,000,000	4,168,950
Bank of New York Mellon Corp.
3.75%[3]	5,000,000	4,075,200
Wells Fargo & Co.
4.38%	139,386	2,475,495
4.75%	61,250	1,163,138
3.90%[3]	400,000	354,600
Bank of America Corp.
4.38%[3]	1,781,500	3,800,323
Reinsurance Group of America, Inc.
7.13% due 10/15/52	110,000	2,860,000
Selective Insurance Group, Inc.
4.60%	85,536	1,411,344
Public Storage Operating Co.
4.10%	58,000	1,046,900
Lincoln National Corp.
9.25%[3]	750,000	779,906
Jackson Financial, Inc.
8.00%	26,000	648,700
RenaissanceRe Holdings Ltd.
4.20%	38,000	629,660
First Republic Bank
4.50%	200,000	60
Total Financial		32,460,278
Government - 0.5%
CoBank ACB
4.25%[3]	3,000,000	2,370,000
Total Preferred Stocks
(Cost $46,898,142)		34,830,278
WARRANTS† - 0.0%
Acropolis Infrastructure Acquisition Corp.
Expiring 03/31/26[2]	4,204	525
Waverley Capital Acquisition Corp.
Expiring 04/30/27*,2	5,084	–
Total Warrants
(Cost $896)		525
RIGHTS††† - 0.0%
Consumer, Non-cyclical - 0.0%
Aeglea BioTherapeutics, Inc. *	240	–
Assertio Holdings Inc	971	–
Carisma Therapeutics, Inc.	1,182	–
Epizyme, Inc.	793	–
Disc Medicine, Inc.	130	–
Jounce Therapeutics, Inc.	196	–
Eli Lilly & Co	6	–

Guggenheim Active Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2023

Shares	Value
RIGHTS††† - 0.0%

Radius Health, Inc.	558	$–
Total Consumer, Non-cyclical		–
Total Rights
(Cost $60)		–
EXCHANGE-TRADED FUND† - 0.9%
VanEck Gold Miners ETF[1]	162,400	4,751,824
Total Exchange-Traded Fund
(Cost $5,249,824)		4,751,824
MUTUAL FUND† - 1.1%
Guggenheim Risk Managed Real Estate Fund — Institutional Class[4]	190,437	5,709,301
Total Mutual Fund
(Cost $7,311,649)		5,709,301
CLOSED-END FUNDS† - 2.3%
BlackRock Credit Allocation Income Trust[1]	283,098	2,876,276
Eaton Vance Limited Duration Income Fund[1]	309,597	2,863,772
Western Asset High Income Opportunity Fund, Inc.	744,627	2,859,368
BlackRock Debt Strategies Fund, Inc.[1]	193,981	1,980,546
Blackstone Strategic Credit Fund[1]	88,264	975,317
Ares Dynamic Credit Allocation Fund, Inc.[1]	51,928	662,601
Total Closed-End Funds
(Cost $16,126,613)		12,217,880
MONEY MARKET FUNDS† - 2.5%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 5.22%[5]	12,506,390	12,506,390
Dreyfus Treasury Obligations Cash Management Fund — Institutional Shares, 5.23%[5]	765,212	765,212
Total Money Market Funds
(Cost $13,271,602)		13,271,602
	Face Amount~
CORPORATE BONDS†† - 49.5%
Financial - 11.4%
NFP Corp.
6.88% due 08/15/28[6]	3,250,000	2,861,864
7.50% due 10/01/30[6]	1,400,000	1,358,848
United Wholesale Mortgage LLC
5.50% due 04/15/29[1,6]	4,300,000	3,730,250
Jefferies Finance LLC / JFIN Company-Issuer Corp.
5.00% due 08/15/28[1,6]	3,810,000	3,253,249
Liberty Mutual Group, Inc.
4.30% due 02/01/61[1,6]	5,250,000	3,213,047
FS KKR Capital Corp.
3.25% due 07/15/27[1]	3,300,000	2,864,082
Iron Mountain, Inc.
5.25% due 07/15/30[6]	2,940,000	2,652,839
Kennedy-Wilson, Inc.
5.00% due 03/01/31[1]	3,500,000	2,647,559
GLP Capital Limited Partnership / GLP Financing II, Inc.
3.25% due 01/15/32[1]	3,250,000	2,620,421
OneMain Finance Corp.
4.00% due 09/15/30	3,300,000	2,569,512
Accident Fund Insurance Company of America
8.50% due 08/01/32[6]	2,550,000	2,559,430
AmWINS Group, Inc.
4.88% due 06/30/29[1,6]	2,320,000	2,081,615
Atlantic Marine Corporations Communities LLC
5.38% due 02/15/48[1]	2,073,044	1,559,035
Starwood Property Trust, Inc.
4.38% due 01/15/27[6]	1,700,000	1,518,202
Rocket Mortgage LLC / Rocket Mortgage Company-Issuer, Inc.
4.00% due 10/15/33[6]	1,800,000	1,423,179
3.88% due 03/01/31[6]	100,000	81,396
Cushman & Wakefield US Borrower LLC
6.75% due 05/15/28[6]	1,500,000	1,427,977
Hunt Companies, Inc.
5.25% due 04/15/29[6]	1,850,000	1,413,103
Sherwood Financing plc
4.50% due 11/15/26	EUR 1,500,000	1,401,861
Prudential Financial, Inc.
5.13% due 03/01/52[1,3]	1,550,000	1,384,755
Iron Mountain Information Management Services, Inc.
5.00% due 07/15/32[6]	1,600,000	1,381,542
Credit Suisse AG NY
7.95% due 01/09/25[1]	1,300,000	1,325,416
Swiss Re Finance Luxembourg S.A.
5.00% due 04/02/49[1,3,6]	1,400,000	1,323,000
USI, Inc.
6.88% due 05/01/25[1,6]	1,300,000	1,297,894
Global Atlantic Finance Co.
3.13% due 06/15/31[6]	1,750,000	1,297,061
NatWest Group plc
7.47% due 11/10/26[1,3]	1,250,000	1,286,975
Jones Deslauriers Insurance Management, Inc.
8.50% due 03/15/30[1,6]	750,000	765,450
10.50% due 12/15/30[6]	500,000	508,109
Standard Chartered plc
7.78% due 11/16/25[1,3,6]	1,150,000	1,175,932
Toronto-Dominion Bank
8.13% due 10/31/82[3]	1,050,000	1,055,273
Ares Finance Company IV LLC
3.65% due 02/01/52[6]	1,650,000	1,046,758
KKR Group Finance Company X LLC
3.25% due 12/15/51[6]	1,600,000	1,008,678
PHM Group Holding Oy
4.75% due 06/18/26[6]	EUR 1,000,000	987,520
Corebridge Financial, Inc.
6.88% due 12/15/52[3]	900,000	875,041
Bank of Nova Scotia
8.63% due 10/27/82[1,3]	750,000	764,531
Home Point Capital, Inc.
5.00% due 02/01/26[6]	790,000	741,781
Kane Bidco Ltd.
5.00% due 02/15/27	EUR 700,000	717,855

Guggenheim Active Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2023

	Face Amount~	Value
CORPORATE BONDS†† - 49.5%
Financial - 11.4% (continued)
Ryan Specialty LLC
4.38% due 02/01/30[1,6]	450,000	$402,206
Total Financial		60,583,246
Consumer, Non-cyclical - 8.1%
DaVita, Inc.
4.63% due 06/01/30[1,6]	5,200,000	4,460,317
US Foods, Inc.
4.63% due 06/01/30[1,6]	4,250,000	3,777,496
Sotheby's/Bidfair Holdings, Inc.
5.88% due 06/01/29[1,6]	4,400,000	3,410,000
Upbound Group, Inc.
6.38% due 02/15/29[1,6]	3,412,000	3,099,802
ADT Security Corp.
4.88% due 07/15/32[1,6]	3,300,000	2,846,580
Cheplapharm Arzneimittel GmbH
5.50% due 01/15/28[6]	3,125,000	2,829,047
BCP V Modular Services Finance II plc
4.75% due 11/30/28	EUR 3,000,000	2,743,625
Carriage Services, Inc.
4.25% due 05/15/29[1,6]	3,150,000	2,733,570
CPI CG, Inc.
8.63% due 03/15/26[1,6]	2,290,000	2,221,300
Bausch Health Companies, Inc.
4.88% due 06/01/28[1,6]	3,300,000	1,958,197
TreeHouse Foods, Inc.
4.00% due 09/01/28	2,000,000	1,711,860
Post Holdings, Inc.
5.50% due 12/15/29[6]	1,700,000	1,572,592
Medline Borrower, LP
5.25% due 10/01/29[1,6]	1,750,000	1,554,045
Reynolds American, Inc.
5.70% due 08/15/35	1,550,000	1,433,628
Castor S.p.A.
8.78% (3 Month EURIBOR + 5.25%, Rate Floor: 5.25%) due 02/15/29◊,6	EUR 1,400,000	1,428,592
WW International, Inc.
4.50% due 04/15/29[6]	1,750,000	1,211,875
JBS USA LUX S.A. / JBS USA Food Company / JBS USA Finance, Inc.
4.38% due 02/02/52	1,750,000	1,209,523
Legends Hospitality Holding Company LLC / Legends Hospitality Co-Issuer, Inc.
5.00% due 02/01/26[1,6]	1,075,000	1,010,178
Garden Spinco Corp.
8.63% due 07/20/30[1,6]	900,000	960,858
Catalent Pharma Solutions, Inc.
3.13% due 02/15/29[6]	300,000	252,474
APi Group DE, Inc.
4.75% due 10/15/29[6]	250,000	226,557
Fortrea Holdings, Inc.
7.50% due 07/01/30[6]	100,000	97,875
Grifols Escrow Issuer, S.A.U.
3.88% due 10/15/28	EUR 100,000	94,215
Endo Dac / Endo Finance LLC / Endo Finco, Inc.
due 07/31/27[6,7]	1,750,000	78,750
HealthEquity, Inc.
4.50% due 10/01/29[6]	75,000	66,508
Total Consumer, Non-cyclical		42,989,464
Communications - 7.8%
Altice France S.A.
5.13% due 01/15/29[1,6]	5,260,000	3,749,421
5.13% due 07/15/29[1,6]	2,000,000	1,413,854
CCO Holdings LLC / CCO Holdings Capital Corp.
4.50% due 06/01/33[1,6]	6,500,000	5,130,906
British Telecommunications plc
4.88% due 11/23/81[3,6]	5,000,000	4,101,596
Level 3 Financing, Inc.
3.75% due 07/15/29[6]	6,100,000	3,638,712
Ziggo Bond Company BV
5.13% due 02/28/30[1,6]	4,361,000	3,384,679
Vodafone Group plc
5.13% due 06/04/81[1,3]	4,750,000	3,311,489
McGraw-Hill Education, Inc.
5.75% due 08/01/28[1,6]	1,800,000	1,597,500
8.00% due 08/01/29[1,6]	1,700,000	1,513,561
Vmed O2 UK Financing I plc
4.25% due 01/31/31[1,6]	3,250,000	2,658,252
Zayo Group Holdings, Inc.
4.00% due 03/01/27[1,6]	3,250,000	2,435,672
LCPR Senior Secured Financing DAC
6.75% due 10/15/27[1,6]	1,750,000	1,647,187
5.13% due 07/15/29[1,6]	445,000	375,135
Rogers Communications, Inc.
5.25% due 03/15/82[1,3,6]	1,600,000	1,450,362
CSC Holdings LLC
11.25% due 05/15/28[6]	1,000,000	986,324
4.50% due 11/15/31[6]	300,000	213,320
6.50% due 02/01/29[6]	100,000	82,666
Radiate Holdco LLC / Radiate Finance, Inc.
4.50% due 09/15/26[6]	1,500,000	1,169,073
Ciena Corp.
4.00% due 01/31/30[6]	850,000	733,125
UPC Broadband Finco BV
4.88% due 07/15/31[1,6]	750,000	619,013
Cogent Communications Group, Inc.
7.00% due 06/15/27[6]	500,000	485,350
VZ Secured Financing BV
5.00% due 01/15/32[1,6]	500,000	407,628
Outfront Media Capital LLC / Outfront Media Capital Corp.
4.25% due 01/15/29[6]	325,000	266,557
Total Communications		41,371,382
Consumer, Cyclical - 6.1%
1011778 BC ULC / New Red Finance, Inc.
4.00% due 10/15/30[1,6]	4,500,000	3,812,180
Penn Entertainment, Inc.
4.13% due 07/01/29[1,6]	3,350,000	2,739,731
Station Casinos LLC
4.63% due 12/01/31[1,6]	3,250,000	2,679,203
Suburban Propane Partners Limited Partnership/Suburban Energy Finance Corp.
5.00% due 06/01/31[1,6]	2,200,000	1,891,076

Guggenheim Active Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2023

	Face Amount~	Value
CORPORATE BONDS†† - 49.5%
Consumer, Cyclical - 6.1% (continued)

Aramark Services, Inc.
5.00% due 02/01/28[6]	2,000,000	$1,865,832
Air Canada
4.63% due 08/15/29[6]	CAD 2,750,000	1,816,669
Wabash National Corp.
4.50% due 10/15/28[6]	1,750,000	1,484,784
Boyne USA, Inc.
4.75% due 05/15/29[6]	1,600,000	1,444,012
Fertitta Entertainment LLC / Fertitta Entertainment Finance Company, Inc.
4.63% due 01/15/29[6]	1,650,000	1,427,366
Allwyn Entertainment Financing UK plc
7.88% due 04/30/29[6]	1,400,000	1,422,750
Scientific Games Holdings Limited Partnership/Scientific Games US FinCo, Inc.
6.63% due 03/01/30[6]	1,600,000	1,410,416
Crocs, Inc.
4.25% due 03/15/29[1,6]	1,625,000	1,370,232
Deuce FinCo plc
5.50% due 06/15/27	GBP 1,200,000	1,305,514
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd.
5.75% due 01/20/26[6]	1,400,000	1,295,508
Steelcase, Inc.
5.13% due 01/18/29[1]	1,450,000	1,282,265
Evergreen Acqco 1 Limited Partnership / TVI, Inc.
9.75% due 04/26/28[6]	1,170,000	1,220,088
CD&R Smokey Buyer, Inc.
6.75% due 07/15/25[6]	1,050,000	1,016,158
Ritchie Bros Holdings, Inc.
7.75% due 03/15/31[6]	650,000	672,276
Hanesbrands, Inc.
9.00% due 02/15/31[1,6]	550,000	552,150
4.88% due 05/15/26[6]	100,000	93,480
Michaels Companies, Inc.
5.25% due 05/01/28[1,6]	600,000	500,250
Tempur Sealy International, Inc.
3.88% due 10/15/31[6]	600,000	482,183
JB Poindexter & Company, Inc.
7.13% due 04/15/26[6]	325,000	317,883
Wolverine World Wide, Inc.
4.00% due 08/15/29[6]	300,000	224,703
Total Consumer, Cyclical		32,326,709
Industrial - 5.0%
PGT Innovations, Inc.
4.38% due 10/01/29[6]	3,295,000	3,057,562
Standard Industries, Inc.
4.38% due 07/15/30[6]	2,400,000	2,057,315
3.38% due 01/15/31[1,6]	1,000,000	797,385
New Enterprise Stone & Lime Company, Inc.
9.75% due 07/15/28[6]	2,300,000	2,273,671
5.25% due 07/15/28[6]	450,000	415,205
GrafTech Finance, Inc.
4.63% due 12/15/28[6]	3,200,000	2,512,000
TK Elevator US Newco, Inc.
5.25% due 07/15/27[1,6]	2,630,000	2,465,363
Enviri Corp.
5.75% due 07/31/27[1,6]	2,625,000	2,276,400
MIWD Holdco II LLC / MIWD Finance Corp.
5.50% due 02/01/30[1,6]	2,600,000	2,203,812
Pactiv Evergreen Group Issuer Incorporated/Pactiv Evergreen Group Issuer LLC
4.00% due 10/15/27[1,6]	2,150,000	1,933,753
Artera Services LLC
9.03% due 12/04/25[1,6]	1,600,000	1,488,589
Builders FirstSource, Inc.
6.38% due 06/15/32[6]	1,500,000	1,462,404
Clearwater Paper Corp.
4.75% due 08/15/28[1,6]	1,609,000	1,404,319
Mauser Packaging Solutions Holding Co.
7.88% due 08/15/26[6]	700,000	689,322
9.25% due 04/15/27[6]	350,000	317,132
Great Lakes Dredge & Dock Corp.
5.25% due 06/01/29[6]	1,025,000	877,841
SCIL IV LLC / SCIL USA Holdings LLC
9.50% due 07/15/28	EUR 550,000	606,552
Waste Pro USA, Inc.
5.50% due 02/15/26[6]	100,000	94,249
Total Industrial		26,932,874
Energy - 4.6%
NuStar Logistics, LP
6.38% due 10/01/30[1]	6,000,000	5,775,000
Occidental Petroleum Corp.
7.95% due 06/15/39[1]	3,190,000	3,578,259
ITT Holdings LLC
6.50% due 08/01/29[1,6]	3,750,000	3,384,375
CVR Energy, Inc.
5.75% due 02/15/28[1,6]	3,300,000	3,004,056
Global Partners Limited Partnership / GLP Finance Corp.
7.00% due 08/01/27	2,400,000	2,364,000
6.88% due 01/15/29[1]	675,000	637,875
Valero Energy Corp.
4.00% due 06/01/52	3,350,000	2,455,491
TransMontaigne Partners Limited Partnership / TLP Finance Corp.
6.13% due 02/15/26[1]	1,750,000	1,502,813
EnLink Midstream LLC
6.50% due 09/01/30[1,6]	975,000	977,492
BP Capital Markets plc
4.88% [1,3,8]	500,000	452,807
Crestwood Midstream Partners Limited Partnership / Crestwood Midstream Finance Corp.
5.75% due 04/01/25	150,000	148,729
5.63% due 05/01/27[6]	125,000	121,250
Total Energy		24,402,147
Basic Materials - 3.5%
Kaiser Aluminum Corp.
4.50% due 06/01/31[1,6]	4,350,000	3,514,884
SK Invictus Intermediate II SARL
5.00% due 10/30/29[1,6]	4,250,000	3,491,673
Ingevity Corp.
3.88% due 11/01/28[1,6]	2,900,000	2,464,101

Guggenheim Active Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2023

	Face Amount~	Value
CORPORATE BONDS†† - 49.5%
Basic Materials - 3.5% (continued)

SCIL IV LLC / SCIL USA Holdings LLC
5.38% due 11/01/26[1,6]	2,250,000	$2,106,174
Compass Minerals International, Inc.
6.75% due 12/01/27[1,6]	1,943,000	1,884,127
Carpenter Technology Corp.
7.63% due 03/15/30[1]	1,600,000	1,619,536
6.38% due 07/15/28	200,000	195,401
Illuminate Buyer LLC / Illuminate Holdings IV, Inc.
9.00% due 07/01/28[6]	1,850,000	1,712,536
Anglo American Capital plc
5.63% due 04/01/30[6]	1,050,000	1,036,165
Valvoline, Inc.
4.25% due 02/15/30[1,6]	400,000	393,173
Arsenal AIC Parent LLC
8.00% due 10/01/30[1,6]	350,000	357,434
WR Grace Holdings LLC
4.88% due 06/15/27[6]	250,000	233,160
Total Basic Materials		19,008,364
Technology - 2.7%
Dun & Bradstreet Corp.
5.00% due 12/15/29[1,6]	3,300,000	2,961,684
NCR Corp.
5.25% due 10/01/30[6]	3,250,000	2,916,736
AthenaHealth Group, Inc.
6.50% due 02/15/30[6]	3,200,000	2,779,107
CDW LLC / CDW Finance Corp.
3.57% due 12/01/31[1]	1,900,000	1,606,586
Cloud Software Group, Inc.
6.50% due 03/31/29[6]	1,660,000	1,484,794
Central Parent Incorporated / CDK Global, Inc.
7.25% due 06/15/29[1,6]	1,350,000	1,331,462
Broadcom, Inc.
3.19% due 11/15/36[6]	1,750,000	1,315,189
Total Technology		14,395,558
Utilities - 0.3%
Terraform Global Operating, LP
6.13% due 03/01/26[1,6]	1,150,000	1,105,437
NRG Energy, Inc.
7.00% due 03/15/33[6]	650,000	646,216
Total Utilities		1,751,653
Total Corporate Bonds
(Cost $305,667,969)		263,761,397
SENIOR FLOATING RATE INTERESTS††,◊ - 28.8%
Consumer, Non-cyclical - 9.7%
LaserAway Intermediate Holdings II LLC
11.32% (3 Month Term SOFR + 5.75%, Rate Floor: 5.75%) due 10/14/27	5,663,750	5,557,555
Lyons Magnus
7.87% (3 Month Term SOFR + 2.50%, Rate Floor: 2.50%) (in-kind rate was 4.25%) due 05/10/27[9]	5,886,201	4,762,937
National Mentor Holdings, Inc.
9.16% ((1 Month Term SOFR + 3.75%) and (3 Month Term SOFR + 3.75%), Rate Floor: 3.75%) due 03/02/28	5,240,312	4,575,474
9.09% (3 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 03/02/28	168,375	147,013
Gibson Brands, Inc.
10.57% (3 Month Term SOFR + 5.00%, Rate Floor: 5.00%) due 08/11/28	5,663,750	4,710,371
Kronos Acquisition Holdings, Inc.
11.57% (3 Month Term SOFR + 6.00%, Rate Floor: 6.00%) due 12/22/26	3,250,500	3,213,932
Blue Ribbon LLC
11.43% (1 Month Term SOFR + 6.00%, Rate Floor: 6.00%) due 05/08/28	3,696,203	2,924,620
Triton Water Holdings, Inc.
8.75% (3 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 03/31/28	2,947,374	2,893,761
Florida Food Products LLC
10.45% (1 Month Term SOFR + 5.00%, Rate Floor: 5.00%) due 10/18/28	3,209,375	2,735,992
Women's Care Holdings, Inc.
10.05% (6 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 01/17/28	2,947,368	2,601,053
Southern Veterinary Partners LLC
9.45% (1 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 10/05/27	2,116,804	2,111,512
HAH Group Holding Co. LLC
10.44% (1 Month Term SOFR + 5.00%, Rate Floor: 5.00%) due 10/29/27	1,906,044	1,875,289
Zep, Inc.
9.54% (3 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 08/12/24	1,986,043	1,827,159
PetIQ LLC
9.84% (3 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 04/13/28†††	1,917,517	1,802,466
Mission Veterinary Partners
9.45% (1 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 04/27/28	1,670,250	1,645,898
Inception Holdco SARL
9.35% (3 Month EURIBOR + 5.75%, Rate Floor: 5.75%) due 09/26/29†††	EUR 1,400,000	1,486,977
Pimente Investissement S.A.S.
7.35% (3 Month EURIBOR + 3.75%, Rate Floor: 3.75%) due 12/29/28	EUR 1,350,000	1,443,028

Guggenheim Active Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2023

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 28.8%
Consumer, Non-cyclical - 9.7% (continued)
Chefs' Warehouse, Inc.
10.18% (1 Month Term SOFR + 4.75%, Rate Floor: 4.75%) due 08/23/29	1,141,375	$1,142,802
Dhanani Group, Inc.
11.41% (1 Month Term SOFR + 6.00%, Rate Floor: 6.00%) due 06/10/27†††	1,129,091	1,117,800
Nidda Healthcare Holding GmbH
due 08/21/26	EUR 1,000,000	1,073,435
Weber-Stephen Products LLC
8.70% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 10/29/27	1,037,020	933,318
Grifols Worldwide Operations USA, Inc.
7.48% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 11/15/27	300,000	296,025
Elanco Animal Health, Inc.
7.17% (1 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 08/02/27	281,125	278,227
Bombardier Recreational Products, Inc.
7.43% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 05/24/27	270,102	268,008
TGP Holdings LLC
8.68% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 06/29/28	188,432	169,642
Total Consumer, Non-cyclical		51,594,294
Industrial - 6.2%
American Bath Group LLC
9.18% (1 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 11/23/27	5,651,517	5,421,557
Pelican Products, Inc.
9.64% (3 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 12/29/28	5,663,750	5,309,766
Protective Industrial Products, Inc.
9.45% (1 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 12/29/27	3,762,855	3,635,858
Merlin Buyer, Inc.
9.33% (1 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 12/14/28	3,258,750	3,188,133
ASP Dream Acquisiton Co. LLC
9.43% (1 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 12/15/28	3,209,375	3,145,187
Icebox Holdco III, Inc.
9.25% (3 Month Term SOFR + 3.75%, Rate Floor: 4.25%) due 12/22/28	3,162,743	3,131,115
Rinchem Company LLC
9.59% (3 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 03/02/29†††	3,168,000	3,017,520
Arcline FM Holdings LLC
10.25% (3 Month Term SOFR + 4.75%, Rate Floor: 4.75%) due 06/23/28	2,210,625	2,180,914
Saverglass
7.62% (3 Month EURIBOR + 4.15%, Rate Floor: 4.15%) due 02/19/29	EUR 1,500,000	1,614,889
Dispatch Terra Acquisition LLC
9.64% (3 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 03/27/28	1,193,947	1,095,446
Atlantic Aviation
9.33% (1 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 09/22/28	796,000	795,833
PECF USS Intermediate Holding III Corp.
9.88% ((1 Month Term SOFR + 4.25%) and (3 Month Term SOFR + 4.25%), Rate Floor: 4.25%) due 12/15/28	445,477	352,733
LTI Holdings, Inc.
8.95% (1 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 09/08/25	173,633	168,301
White Cap Supply Holdings LLC
9.08% (1 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 10/19/27	98,995	98,830
Total Industrial		33,156,082
Consumer, Cyclical - 6.0%
Pacific Bells LLC
10.00% (3 Month Term SOFR + 4.50%, Rate Floor: 5.00%) due 11/10/28	4,925,129	4,823,573
Secretariat Advisors LLC
10.25% (3 Month Term SOFR + 5.01%, Rate Floor: 5.01%) due 12/29/28†††	4,340,000	4,209,800
First Brands Group LLC
10.88% (3 Month Term SOFR + 5.00%, Rate Floor: 6.00%) due 03/30/27	3,243,197	3,194,549
BRE/Everbright M6 Borrower LLC
10.42% (1 Month Term SOFR + 5.00%, Rate Floor: 5.00%) due 09/09/26	2,452,000	2,435,155
Cordobes Holdco SL
8.12% (1 Month EURIBOR + 4.50%, Rate Floor: 4.50%) due 02/02/29	EUR 2,400,000	2,384,373
Breitling Financing SARL
7.61% (6 Month EURIBOR + 3.68%, Rate Floor: 3.68%) due 10/25/28	EUR 2,000,000	2,126,468
FR Refuel LLC
10.20% (1 Month Term SOFR + 4.75%, Rate Floor: 4.75%) due 11/08/28†††	1,968,833	1,895,002

Guggenheim Active Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2023

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 28.8%
Consumer, Non-cyclical - 6.0% (continued)
NFM & J LLC
11.22% (3 Month Term SOFR + 5.75%, Rate Floor: 5.75%) due 11/30/27†††	1,836,261	$1,799,484
Alexander Mann
11.37% (3 Month Term SOFR + 6.00%, Rate Floor: 6.00%) due 06/29/27	1,800,000	1,755,000
Fertitta Entertainment LLC
9.33% (1 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 01/29/29	1,678,750	1,660,804
The Facilities Group
11.27% (3 Month Term SOFR + 5.75%, Rate Floor: 5.75%) due 11/30/27†††	1,694,238	1,660,306
Freshworld Holding IV GmbH
7.49% (6 Month EURIBOR + 3.75%, Rate Floor: 3.75%) due 10/02/26	EUR 1,250,000	1,343,435
Michaels Stores, Inc.
9.75% (3 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 04/15/28	1,012,091	936,528
Congruex Group LLC
11.27% (3 Month Term SOFR + 5.75%, Rate Floor: 5.75%) due 05/03/29	445,500	437,704
American Tire Distributors, Inc.
11.81% (3 Month Term SOFR + 6.25%, Rate Floor: 6.25%) due 10/20/28	444,375	391,605
New Trojan Parent, Inc.
8.68% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 01/06/28	668,182	359,983
Caesars Entertainment, Inc.
8.68% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 02/06/30	199,500	199,476
Outcomes Group Holdings, Inc.
13.02% (1 Month Term SOFR + 7.50%, Rate Floor: 7.50%) due 10/26/26†††	150,000	145,500
Orion Group
11.88% (3 Month Term SOFR + 6.25%, Rate Floor: 6.25%) due 03/19/27	139,130	136,334
CCRR Parent, Inc.
9.20% (1 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 03/06/28	24,446	23,427
Total Consumer, Cyclical		31,918,506
Technology - 3.5%
Misys Ltd.
9.23% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 06/13/24	5,625,974	5,618,379
Project Ruby Ultimate Parent Corp.
11.20% (1 Month Term SOFR + 5.75%, Rate Floor: 5.75%) due 03/10/28†††	2,729,375	2,756,669
Avalara, Inc.
12.49% (3 Month Term SOFR + 7.25%, Rate Floor: 7.25%) due 10/19/28†††	2,636,364	2,603,746
Precise Midco BV
7.28% (3 Month EURIBOR + 3.75%, Rate Floor: 3.75%) due 05/13/26	EUR 1,500,000	1,622,442
Apttus Corp.
9.45% (1 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 05/08/28	1,390,438	1,356,024
Park Place Technologies, LLC
10.43% (1 Month Term SOFR + 5.00%, Rate Floor: 5.00%) due 11/10/27	1,296,684	1,264,591
Finastra
due 08/01/29†††	1,200,000	1,189,070
due 05/31/26†††	120,000	1,650
Concorde Lux
7.89% (6 Month EURIBOR + 4.00%, Rate Floor: 4.00%) due 03/01/28	EUR 1,000,000	1,072,979
Atlas CC Acquisition Corp.
9.93% (3 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 05/25/28	890,909	815,627
CoreLogic, Inc.
8.95% (1 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 06/02/28	494,962	460,493
Total Technology		18,761,670
Financial - 1.8%
HighTower Holding LLC
9.35% (3 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 04/21/28	2,782,221	2,742,797
Eisner Advisory Group
due 07/28/28	1,897,824	1,893,080
Franchise Group, Inc.
10.38% (3 Month Term SOFR + 4.75%, Rate Floor: 4.75%) due 03/10/26†††	1,346,625	1,198,496
Teneo Holdings LLC
10.68% (1 Month Term SOFR + 5.25%, Rate Floor: 5.25%) due 07/11/25	1,196,891	1,192,774
Jones Deslauriers Insurance Management, Inc.
due 07/28/30	1,050,000	1,050,662
Apex Group Treasury LLC
10.31% (3 Month Term SOFR + 5.00%, Rate Floor: 5.00%) due 07/27/28†††	547,250	546,566
Asurion LLC
9.68% (1 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 08/20/28	498,750	481,059

Guggenheim Active Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2023

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 28.8%
Financial - 1.8% (continued)

Claros Mortgage Trust, Inc.
9.91% (1 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 08/10/26†††	344,724	$327,487
Total Financial		9,432,921
Communications - 0.8%
Cengage Learning Acquisitions, Inc.
10.32% (3 Month Term SOFR + 4.75%, Rate Floor: 4.75%) due 07/14/26	3,939,850	3,925,508
McGraw Hill LLC
10.20% (1 Month Term SOFR + 4.75%, Rate Floor: 4.75%) due 07/28/28	393,985	385,778
Flight Bidco, Inc.
8.95% (1 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 07/23/25	148,442	142,813
Total Communications		4,454,099
Basic Materials - 0.6%
NIC Acquisition Corp.
9.25% (3 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 12/29/27	3,058,042	2,465,546
LTI Holdings, Inc.
10.20% (1 Month Term SOFR + 4.75%, Rate Floor: 4.75%) due 07/24/26	494,274	479,139
Arsenal AIC Parent LLC
9.88% (3 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 07/26/30	300,000	300,150
Total Basic Materials		3,244,835
Energy - 0.2%
BANGL LLC
9.82% (1 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 02/01/29	900,000	887,625
Utilities - 0.0%
Hamilton Projects Acquiror LLC
9.95% (1 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 06/17/27	47,720	47,243
Total Senior Floating Rate Interests
(Cost $160,801,571)		153,497,275
ASSET-BACKED SECURITIES†† - 17.9%
Collateralized Loan Obligations - 8.1%
CIFC Funding Ltd.
2021-4RA DR, 12.57% (3 Month Term SOFR + 7.26%, Rate Floor: 7.00%) due 01/17/35◊,6	9,000,000	8,674,475
2022-3A E, 12.60% (3 Month Term SOFR + 7.27%, Rate Floor: 7.27%) due 04/21/35◊,6	1,000,000	986,846
Madison Park Funding LIII Ltd.
2022-53A E, 11.33% (3 Month Term SOFR + 6.00%, Rate Floor: 6.00%) due 04/21/35◊,6	7,500,000	7,253,843
Boyce Park CLO Ltd.
2022-1A E, 11.58% (3 Month Term SOFR + 6.25%, Rate Floor: 6.25%) due 04/21/35◊,6	4,000,000	3,794,932
ABPCI Direct Lending Fund IX LLC
2021-9A BR, 8.12% (3 Month Term SOFR + 2.76%, Rate Floor: 2.50%) due 11/18/31◊,6	3,500,000	3,359,852
Palmer Square Loan Funding Ltd.
2022-1A D, 10.31% (3 Month Term SOFR + 5.00%, Rate Floor: 5.00%) due 04/15/30◊,6	3,500,000	3,243,601
ACRES Commercial Realty Ltd.
2021-FL2 D, 8.53% (1 Month Term SOFR + 3.21%, Rate Floor: 3.21%) due 01/15/37◊,6	3,250,000	2,952,397
Carlyle Global Market Strategies
2022-1A E, 12.66% (3 Month Term SOFR + 7.35%, Rate Floor: 7.35%) due 04/15/35◊,6	2,250,000	2,182,970
Cerberus Loan Funding XLII LLC
2023-3A C, due 09/13/35◊,6	2,000,000	2,000,000
Fontainbleau Vegas
10.96% (1 Month Term SOFR + 5.65%, Rate Floor: 5.65%) due 01/31/26◊,†††	1,842,679	1,842,679
Neuberger Berman Loan Advisers CLO 47 Ltd.
2022-47A E, 11.56% (3 Month Term SOFR + 6.25%, Rate Floor: 6.25%) due 04/14/35◊,6	1,750,000	1,691,374
Voya CLO Ltd.
2022-1A SUB, due 04/20/35[6,10]	1,750,000	1,429,174
Cerberus Loan Funding XL LLC
2023-1A D, 11.71% (3 Month Term SOFR + 6.40%, Rate Floor: 6.40%) due 03/22/35◊,6	1,000,000	1,000,833
FS Rialto Issuer LLC
2022-FL6 C, 9.54% (1 Month Term SOFR + 4.23%, Rate Floor: 4.23%) due 08/17/37◊,6	1,000,000	994,850
Carlyle US CLO Ltd.
2022-4A DR, 11.91% (3 Month Term SOFR + 6.60%, Rate Floor: 6.60%) due 04/15/35◊,6	1,000,000	920,836

Guggenheim Active Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2023

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 17.9%
Collateralized Loan Obligations - 8.1% (continued)
LCCM Trust
2021-FL2 C, 7.58% (1 Month Term SOFR + 2.26%, Rate Floor: 2.26%) due 12/13/38◊,6	1,000,000	$910,753
Total Collateralized Loan Obligations		43,239,415
Transport-Aircraft - 3.2%
GAIA Aviation Ltd.
2019-1, 3.97% due 12/15/44[6,11]	3,580,763	3,183,155
JOL Air Ltd.
2019-1, 3.97% due 04/15/44[6]	3,270,104	2,937,829
AASET Trust
2021-1A, 2.95% due 11/16/41[6]	944,803	832,390
2021-2A, 2.80% due 01/15/47[6]	830,473	717,654
2019-1, 3.84% due 05/15/39[6]	773,888	541,721
2021-2A, 3.54% due 01/15/47[6]	583,463	466,782
2020-1A, 3.35% due 01/16/40[6]	345,934	290,242
Start Ltd.
2018-1, 4.09% due 05/15/43[6]	1,471,449	1,284,796
2018-1, 5.32% due 05/15/43[6]	1,280,252	981,697
KDAC Aviation Finance Ltd.
2017-1A, 4.21% due 12/15/42[6]	2,489,453	2,063,782
Project Silver
2019-1, 3.97% due 07/15/44[6]	1,707,353	1,447,391
Labrador Aviation Finance Ltd.
2016-1A, 4.30% due 01/15/42[6]	1,642,508	1,364,957
Start II Ltd.
2019-1, 4.09% due 03/15/44[6]	705,346	625,099
Castlelake Aircraft Securitization Trust
2019-1A, 3.97% due 04/15/39[6]	405,252	360,375
Total Transport-Aircraft		17,097,870
Infrastructure - 2.3%
Hotwire Funding LLC
2021-1, 4.46% due 11/20/51[6]	7,700,000	6,428,768
VB-S1 Issuer LLC - VBTEL
2022-1A, 5.27% due 02/15/52[6]	5,000,000	4,181,832
Blue Stream Issuer LLC
2023-1A, 6.90% due 05/20/53[6]	1,000,000	942,161
Vault DI Issuer LLC
2021-1A, 2.80% due 07/15/46[6]	650,000	566,696
Total Infrastructure		12,119,457
Financial - 2.2%
Lightning A
5.50% due 03/01/37†††	4,340,556	4,022,320
Thunderbird A
5.50% due 03/01/37†††	4,278,333	3,964,660
Ceamer Finance LLC
6.92% due 11/15/37†††	2,732,524	2,648,889
Lightning B
7.50% due 03/01/37†††	561,719	513,052
Thunderbird B
7.50% due 03/01/37†††	553,667	505,697
Total Financial		11,654,618
Net Lease - 1.2%
Capital Automotive LLC
2017-1A, 4.18% due 04/15/47[6]	3,687,961	3,610,687
CARS-DB4, LP
2020-1A, 4.52% due 02/15/50[6]	1,000,000	883,284
2020-1A, 4.95% due 02/15/50[6]	850,000	706,219
SVC ABS LLC
2023-1A, 5.55% due 02/20/53[6]	998,750	919,020
Total Net Lease		6,119,210
Single Family Residence - 0.5%
FirstKey Homes Trust
2020-SFR2, 4.50% due 10/19/37[6]	1,100,000	1,021,276
2020-SFR2, 4.00% due 10/19/37[6]	1,100,000	1,015,571
2020-SFR2, 3.37% due 10/19/37[6]	700,000	640,760
Total Single Family Residence		2,677,607
Whole Business - 0.3%
Five Guys Funding LLC
2017-1A, 4.60% due 07/25/47[6]	1,723,750	1,689,608
Insurance - 0.1%
CHEST
2023-1, 7.13% due 03/15/43†††	500,000	495,188
Total Asset-Backed Securities
(Cost $100,738,071)		95,092,973
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 4.6%
Government Agency - 2.9%
Fannie Mae
4.00% due 06/01/52[1]	3,421,454	3,182,300
4.00% due 07/01/52[1]	1,939,445	1,814,821
4.00% due 05/01/52[1]	1,641,434	1,520,592
Uniform MBS 30 Year
due 09/14/23[15]	5,550,000	5,381,008
Freddie Mac
4.00% due 06/01/52[1]	2,401,005	2,231,626
4.00% due 05/01/52[1]	1,126,674	1,042,749
Total Government Agency		15,173,096
Residential Mortgage-Backed Securities - 1.5%
LSTAR Securities Investment Ltd.
2023-1, 8.81% (SOFR + 3.50%, Rate Floor: 0.00%) due 01/01/28◊,6	2,579,794	2,571,579

Guggenheim Active Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2023

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 4.6%
Residential Mortgage-Backed Securities - 1.5% (continued)
Finance of America HECM Buyout
2022-HB2, 6.00% (WAC) due 08/01/32◊,6	1,450,000	$1,325,593
Carrington Mortgage Loan Trust Series
2006-NC5, 5.58% (1 Month Term SOFR + 0.26%, Rate Cap/Floor: 14.50%/0.15%) due 01/25/37◊	1,482,735	1,309,141
GCAT Trust
2022-NQM5, 5.71% due 08/25/67[6,11]	722,610	702,919
CFMT LLC
2022-HB9, 3.25% (WAC) due 09/25/37◊,12	700,000	579,707
PRPM LLC
2023-1, 6.88% (WAC) due 02/25/28◊,6	570,181	569,987
OBX Trust
2022-NQM8, 6.10% due 09/25/62[6,11]	447,838	438,860
Citigroup Mortgage Loan Trust
2022-A, 6.17% due 09/25/62[6,11]	415,762	413,258
CSMC Trust
2020-RPL5, 3.02% (WAC) due 08/25/60◊,6	292,400	289,058
Total Residential Mortgage-Backed Securities		8,200,102
Commercial Mortgage-Backed Securities - 0.2%
BX Trust
2023-DELC, 8.65% (1 Month Term SOFR + 3.34%, Rate Floor: 3.34%) due 05/15/38◊,6	1,000,000	997,493
Total Collateralized Mortgage Obligations
(Cost $25,162,230)		24,370,691
U.S. GOVERNMENT SECURITIES†† - 1.3%

U.S. Treasury Bonds
due 08/15/51[1,13,14]	12,650,000	3,997,608
due 05/15/44[1,13,14]	1,910,000	768,633
due 11/15/44[13,14]	1,910,000	753,142
due 02/15/46[1,13,14]	1,920,000	717,016
U.S. Treasury Notes
4.13% due 11/15/32[1]	903,000	902,577
Total U.S. Government Securities
(Cost $8,875,834)		7,138,976
CONVERTIBLE BONDS†† - 0.2%
Consumer, Non-cyclical - 0.2%
Block, Inc.
due 05/01/26[13]	1,090,000	915,055
Communications - 0.0%
Cable One, Inc.
due 03/15/26[13]	450,000	369,900
Total Convertible Bonds
(Cost $1,349,736)		1,284,955
FOREIGN GOVERNMENT DEBT†† - 0.2%

Panama Government International Bond
4.50% due 01/19/63	1,700,000	1,212,415
Total Foreign Government Debt
(Cost $1,689,526)		1,212,415

Guggenheim Active Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2023

	Notional Value	~	Value
OTC OPTIONS PURCHASED†† - 0.0%
Call Options on:
Goldman Sachs International 10Y-2Y SOFR CMS CAP Expiring June 2024 with strike price of $0.10	15,700,000		$26,925
Morgan Stanley Capital Services LLC 10Y-2Y SOFR CMS CAP Expiring June 2024 with strike price of $0.10	14,900,000		25,553
Barclays Bank plc 10Y-2Y SOFR CMS CAP Expiring June 2024 with strike price of $0.10	14,750,000		25,296
Bank of America, N.A. 10Y-2Y SOFR CMS CAP Expiring June 2024 with strike price of $0.10	7,400,000		12,691
Goldman Sachs International 10Y-2Y SOFR CMS CAP Expiring December 2023 with strike price of $0.20	15,700,000		6,657
Morgan Stanley Capital Services LLC 10Y-2Y SOFR CMS CAP Expiring December 2023 with strike price of $0.10	14,900,000		6,318
Barclays Bank plc 10Y-2Y SOFR CMS CAP Expiring December 2023 with strike price of $0.20	14,850,000		6,297
Bank of America, N.A. 10Y-2Y SOFR CMS CAP Expiring December 2023 with strike price of $0.20	7,300,000		3,095
Total OTC Options Purchased
(Cost $450,970)			112,832
OTC CREDIT DEFAULT SWAPTIONS PURCHASED†† - 0.0%
Put Swaptions on:
Barclays Bank plc 5-Year Credit Default Swap Expiring September 2023 with exercise rate of 0.90%	13,900,000		1,072
Total OTC Credit Default Swaptions Purchased
(Cost $20,989)			1,072
Total Investments - 121.9%
(Cost $748,281,455)			$ 649,184,039
Other Assets & Liabilities, net - (21.9)%			(116,779,856)
Total Net Assets - 100.0%			$ 532,404,183

Guggenheim Active Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2023

Centrally Cleared Credit Default Swap Agreements††

Counterparty	Exchange	Index	Protection	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Depreciation**
J.P. Morgan Securities LLC	ICE	CDX.NA.HY.37.V3	Sold	5.00%	Quarterly	12/20/26	$14,700,000	$672,209	$821,422	$(149,213)
J.P. Morgan Securities LLC	ICE	CDX.NA.HY.40.V1	Purchased	5.00%	Quarterly	06/20/28	10,000,000	(282,526)	(62,171)	(220,355)
J.P. Morgan Securities LLC	ICE	ITRAXX.EUR.38.V1	Purchased	1.00%	Quarterly	12/20/27	22,700,000	(349,684)	(125,749)	(223,935)
								$39,999	$633,502	$(593,503)

Centrally Cleared Interest Rate Swap Agreements††
Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Depreciation**
J.P. Morgan Securities LLC	CME	Pay	U.S. Secured Overnight Financing Rate	2.78%	Annually	07/18/27	$53,800,000	$(2,723,529)	$381	$(2,723,910)

Forward Foreign Currency Exchange Contracts††
Counterparty	Currency	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation
JPMorgan Chase Bank, N.A.	EUR	Sell	19,420,000	21,293,739 USD	09/18/23	$206,124
JPMorgan Chase Bank, N.A.	CAD	Sell	2,546,000	1,894,725 USD	09/18/23	9,850
Barclays Bank plc	EUR	Sell	990,000	1,082,020 USD	09/18/23	7,007
JPMorgan Chase Bank, N.A.	GBP	Sell	1,046,000	1,327,749 USD	09/18/23	2,594
UBS AG	CAD	Buy	60,000	44,294 USD	09/18/23	126
						$225,701

OTC Credit Default Swaptions Purchased
Counterparty/Description	Buy/Sell Protection	Index	Payment Frequency	Protection Premium Rate	Expiration Date	Exercise Rate	Swaption Notional Amount	Swaption Value
Put
Barclays Bank plc 5-Year Credit Default Swap	Buy	CDX.NA.IG.40.V1	Quarterly	1.00%	09/20/23	0.90%	$13,900,000	$1,072

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
◊	Variable rate security. Rate indicated is the rate effective at August 31, 2023. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
1	All or a portion of these securities have been physically segregated in connections with borrowings, options, reverse repurchase agreements and unfunded loan commitments. As of August 31, 2023, the total value of segregated securities was $189,901,704.
2	Special Purpose Acquisition Company (SPAC).
3	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
4	Affiliated issuer.
5	Rate indicated is the 7-day yield as of August 31, 2023.
6	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $297,063,148 (cost $334,912,266), or 55.8% of total net assets.
7	Security is in default of interest and/or principal obligations.
8	Perpetual maturity.
9	Payment-in-kind security.
10	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
11	Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at August 31, 2023. See table below for additional step information for each security.
12	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $579,707 (cost $612,165), or 0.1% of total net assets — See Note 6.
13	Zero coupon rate security.
14	Security is a principal-only strip.
15	Security is unsettled at period end and does not have a stated effective rate.

ADR — American Depositary Receipt
CAD — Canadian Dollar

Guggenheim Active Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2023

CDX.NA.HY.37.V3 — Credit Default Swap North American High Yield Series 37 Index Version 3
CDX.NA.HY.40.V1 — Credit Default Swap North American High Yield Series 40 Index Version 1 CDX.NA.IG.40.V1 — Credit Default Swap North American Investment Grade Series 40 Index Version 1
CME — Chicago Mercantile Exchange
CMS — Constant Maturity Swap
EUR — Euro
EURIBOR — European Interbank Offered Rate
GBP — British Pound
ICE — Intercontinental Exchange
ITRAXX.EUR.38.V1 — iTraxx Europe Series 38 Index Version 1
LIBOR — London Interbank Offered Rate
plc — Public Limited Company
REIT — Real Estate Investment Trust
SARL — Société à Responsabilité Limitée
SOFR — Secured Overnight Financing Rate
WAC — Weighted Average Coupon

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at August 31, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$ 31,929,963	$ — *	$ 80	$ 31,930,043
Preferred Stocks	—	34,830,278	—	34,830,278
Warrants	525	—	—	525
Rights	—	—	— *	—
Exchange-Traded Fund	4,751,824	—	—	4,751,824
Mutual Fund	5,709,301	—	—	5,709,301
Closed-End Funds	12,217,880	—	—	12,217,880
Money Market Funds	13,271,602	—	—	13,271,602
Corporate Bonds	—	263,761,397	—	263,761,397
Senior Floating Rate Interests	—	127,738,736	25,758,539	153,497,275
Asset-Backed Securities	—	81,100,488	13,992,485	95,092,973
Collateralized Mortgage Obligations	—	24,370,691	—	24,370,691
U.S. Government Securities	—	7,138,976	—	7,138,976
Convertible Bonds	—	1,284,955	—	1,284,955
Foreign Government Debt	—	1,212,415	—	1,212,415
Options Purchased	—	112,832	—	112,832
Credit Default Swaptions Purchased	—	1,072	—	1,072
Forward Foreign Currency Exchange Contracts**	—	225,701	—	225,701
Total Assets	$ 67,881,095	$ 541,777,541	$ 39,751,104	$ 649,409,740

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Credit Default Swap Agreements**	$ —	$ 593,503	$ —	$ 593,503
Interest Rate Swap Agreements**	—	2,723,910	—	2,723,910
Unfunded Loan Commitments (Note 5)	—	—	11,162	11,162
Total Liabilities	$ —	$ 3,317,413	$ 11,162	$ 3,328,575

* Includes securities with a market value of $0.
** This derivative is reported as unrealized appreciation/depreciation at period end.
Please refer to the detailed Schedule of Investments for a breakdown of investments by industry category.

Guggenheim Active Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2023

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of the period end, reverse repurchase agreements of $89,718,441 are categorized as Level 2 within the disclosure hierarchy — See Note 2.

The following is a summary for significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at August 31, 2023	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average*
Assets:
Asset-Backed Securities	$ 11,343,596	Yield Analysis	Yield	6.2%-8.9%	7.1%
Asset-Backed Securities	2,648,889	Option adjusted spread off prior month end broker quote	Broker Quote	—	—
Common Stocks	80	Model Price	Liquidation Value	—	—
Senior Floating Rate Interests	14,629,814	Third Party Pricing	Broker Quote	—	—
Senior Floating Rate Interests	7,334,259	Yield Analysis	Yield	10.8%-11.9%	11.5%
Senior Floating Rate Interests	3,794,466	Model Price	Purchase Price	—	—
Total Assets	$ 39,751,104
Liabilities:
Unfunded Loan Commitments	$ 11,162	Model Price	Purchase Price	—	—

*Inputs are weighted by the fair value of the instruments.

Significant changes in a quote, yield or liquidation value would generally result in significant changes in the fair value of the security. Any remaining Level 3 securities held by the Fund and excluded from the table above, were not considered material to the Fund.

The Fund’s fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3, if such a quote or price cannot be supported with other available market information.

Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended August 31, 2023, the Fund had securities with a total value of $1,525,983 transfer into Level 3 from Level 2 due to a lack of observable inputs and had securities with a total value of $4,115,857 transfer out of Level 3 into Level 2 due to the availability of current and reliable market-based data provided by a third-party pricing service which utilizes significant observable inputs.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended August 31, 2023:

	Assets				Liabilities
	Asset-Backed Securities	Senior Floating Rate Interests	Common Stocks	Total Assets	Unfunded Loan Commitments
Beginning Balance	$ 13,522,526	$ 26,680,624	$ 80	$ 40,203,230	$ (7,057)
Purchases/(Receipts)	1,625,913	1,189,071	-	2,814,984	(4,591)
(Sales, maturities and paydowns)/Fundings	-	(682,546)	-	(682,546)	-
Amortization of premiums/discounts	1,069	20,585	-	21,654	1,863
Total realized gains (losses) included in earnings	-	(29,732)	-	(29,732)	-
Total change in unrealized appreciation (depreciation) included in earnings	(214,862)	228,250	-	13,388	(1,377)
Transfers into Level 3	-	1,525,983	-	1,525,983	-
Transfers out of Level 3	(942,161)	(3,173,696)	-	(4,115,857)	-
Ending Balance	$ 13,992,485	$ 25,758,539	$ 80	$ 39,751,104	$ (11,162)
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at August 31, 2023	$ (193,373)	$ 171,754	$ -	$ (21,619)	$ (1,377)

Step Coupon Bonds

The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities, a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, except GAIA Aviation Ltd. which is scheduled to decrease.

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date	Future Reset Rate	Future Reset Date
Citigroup Mortgage Loan Trust 2022-A, 6.17% due 09/25/62	9.17%	09/25/25	10.17%	09/25/26
GAIA Aviation Ltd. 2019-1, 3.97% due 12/15/44	2.00%	11/15/26	—	—
GCAT Trust 2022-NQM5, 5.71% due 08/25/67	6.71%	10/01/26	—	—
OBX Trust 2022-NQM8, 6.10% due 09/25/62	7.10%	10/01/26	—	—

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments, result in that company being considered an affiliated issuer, as defined in the 1940 Act.

Transactions during the period ended August 31, 2023, in which the company is an affiliated issuer, were as follows:

Security Name	Value 05/31/23	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 08/31/23	Shares 08/31/23	Investment Income
Mutual Fund
Guggenheim Risk Managed Real Estate Fund — Institutional Class	$5,539,837	$45,194	$–	$–	$124,270	$5,709,301	190,437	$45,194

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2023

Note 1 – Organization and Significant Accounting Policies

Organization

Guggenheim Active Allocation Fund (the “Fund”) was organized as a Delaware statutory trust on May 20, 2021 and commenced investment operations on November 23, 2021. The Fund is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund’s investment objective is to maximize total return through a combination of current income and capital appreciation. There can be no assurance that the Fund will achieve its investment objective. The Fund's investment objective is considered non-fundamental and may be changed without shareholder approval.

For information on the Fund’s other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual shareholder report.

Significant Accounting Policies

The Fund operates as an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Fund. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

(a) Valuation of Investments

The Board of Trustees of the Fund (the “Board”) adopted policies and procedures for the valuation of the Fund's investments (the “Fund Valuation Procedures”). The U.S. Securities and Exchange Commission (the “SEC”) adopted Rule 2a-5 under the 1940 Act (“Rule 2a-5”) which establishes requirements for determining fair value in good faith. Rule 2a-5 defines “readily available market quotations” for purposes of the 1940 Act and establishes requirements for determining whether a fund must fair value a security in good faith.

Pursuant to Rule 2a-5, the Board has designated Guggenheim Funds Investment Advisors, LLC (“GFIA” or the “Adviser”) as the valuation designee to perform fair valuation determinations for the Fund with respect to all Fund investments and other assets. As the Fund’s valuation designee pursuant to Rule 2a-5, the Adviser has adopted separate procedures (the “Valuation Designee Procedures” and collectively with the Fund Valuation Procedures, the “Valuation Procedures”) reasonably designed to prevent violations of the requirements of Rule 2a-5 and Rule 31a-4. The Adviser, in its role as valuation designee, utilizes the assistance of a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), in determining the fair value of the Fund's securities and other assets.

Valuations of the Fund's securities and other assets are supplied primarily by pricing service providers appointed pursuant to the processes set forth in the Valuation Procedures. The Adviser, with the assistance of the Valuation Committee, convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued. The Adviser, consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly reviews the appropriateness of the inputs, methods, models and assumptions employed by the pricing service provider.

If the pricing service provider cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Adviser.

Equity securities listed or traded on a recognized U.S. securities exchange or the National Association of Securities Dealers Automated Quotations (“NASDAQ”) National Market System shall generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the NASDAQ official closing price, which may not necessarily represent the last sale price.

Open-end investment companies are valued at their net asset value as of the close of business, on the valuation date. Exchange-traded funds and closed-end investment companies are generally valued at the last quoted sale price.

U.S. Government securities are valued by pricing service providers using the last traded fill price, or at the reported bid price at the close of business.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currencies are valued in U.S. dollars on the basis of the foreign

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2023

currency exchange rates prevailing at the close of U.S. business at 4:00 p.m. Investments in foreign securities may involve risks not present in domestic investments. The Adviser will determine the current value of such foreign securities by taking into consideration certain factors which may include the following factors, among others: the value of the securities traded on other foreign markets, American Depositary Receipts (“ADR”) trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities. In addition, under the Valuation Procedures, the Adviser is authorized to use prices and other information supplied by a pricing service provider in valuing foreign securities.

Commercial paper and discount notes with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from pricing service providers, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Commercial paper and discount notes with a maturity of 60 days or less at acquisition are valued at amortized cost, unless the Adviser concludes that amortized cost does not represent the fair value of the applicable asset in which case it will be valued using a pricing service provider.

Typically, loans are valued using information provided by a pricing service provider which uses broker quotes, among other inputs. If the pricing service provider cannot or does not provide a valuation for a particular loan, or such valuation is deemed unreliable, such investment is valued based on a quote from a broker-dealer or is fair valued by the Adviser.

Repurchase agreements are valued at amortized cost, provided such amounts approximate market value.

Exchange-traded options are valued at the mean of the bid and ask prices on the principal exchange on which they are traded. Over-the-counter (“OTC”) options are valued using a price provided by a pricing service.

Futures contracts are valued on the basis of the last sale price at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the official settlement price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

Interest rate swap agreements entered into by the Fund are valued on the basis of the last sale price on the primary exchange on which the swap is traded. Other swap agreements entered into by the Fund will generally be valued using an evaluated price provided by a pricing service provider.

Forward foreign currency exchange contracts are valued daily based on the applicable exchange rate of the underlying currency.

Investments for which market quotations are not readily available are fair-valued as determined in good faith by the Adviser. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value”. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis. In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

The Fund may acquire an interest in a special purpose acquisition company (“SPAC”) in an initial public offering or a secondary market transaction. SPAC investments carry many of the same risks as investments in initial public offering securities, such as erratic price movements, greater risk of loss, lack of information about the issuer, limited operating and little public or no trading history, and higher transaction costs. An investment in a SPAC is typically subject to a higher risk of dilution by additional later offerings of interests in the SPAC or by other investors exercising existing rights to purchase shares of the SPAC and interests in SPACs may be illiquid and/or be subject to restrictions on resale. A SPAC is a publicly traded company that raises investment capital for the purpose of acquiring the equity securities of one or more existing companies (or interests therein) via merger, combination, acquisition or other similar transactions. Unless and until an acquisition is completed, a SPAC generally invests its assets (less a portion retained to cover expenses) in U.S. government securities, money market securities and cash and does not typically pay dividends in respect of its common stock. SPAC investments are also subject to the risk that a significant portion of the funds raised by the SPAC may be expended during the search for a target acquisition or merger and that the SPAC may have limited time in which to conduct due diligence on potential business combination targets. Because SPACs are in essence blank check companies without operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. Among other conflicts of interest, the economic interests of the management, directors, officers and related parties of a SPAC can differ from the economic interests of public shareholders, which may lead to conflicts as they evaluate, negotiate and recommend business combination transactions to shareholders. This risk may become more acute as the deadline for the completion of a business combination nears. There is no guarantee that the SPACs in which the Fund invests will complete an acquisition or that any acquisitions that are completed will be profitable.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2023

Note 2 – Derivatives

As part of its investment strategy, the Fund may utilize a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Schedule of Investments.

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used for investment purposes (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to seek to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The Fund utilized derivatives for the following purposes:

Duration: the use of an instrument to manage the interest rate risk of a portfolio.

Hedge: an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.

Income: the use of any instrument that distributes cash flows typically based upon some rate of interest.

Index Exposure: the use of an instrument to obtain exposure to a listed or other type of index.

Options Purchased and Written

A call option on a security gives the purchaser of the option the right to buy, and the writer of a call option the obligation to sell, the underlying security. The purchaser of a put option has the right to sell, and the writer of the put option the obligation to buy, the underlying security at any time during the option period. The risk associated with purchasing options is limited to the premium originally paid.

The risk in writing a call option is that the Fund may incur a loss if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there may be an imperfect correlation between the movement in prices of options and the underlying securities where the Fund may not be able to enter into a closing transaction because of an illiquid secondary market; or, for over-the-counter (“OTC”) options, the Fund may be at risk because of the counterparty’s inability to perform.

Swap Agreements

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. When utilizing OTC swaps, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing and are executed on a multi-lateral or other trade facility platform, such as a registered exchange. There is limited counterparty credit risk with respect to centrally-cleared swaps as the transaction is facilitated through a central clearinghouse, much like exchange-traded futures contracts. If the Fund utilizes centrally-cleared swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. There is no guarantee that the fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Total return swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as an index) for a fixed or variable interest rate. Total return swaps will usually be computed based on the current value of the reference assets as of the close of regular trading on the NYSE or other exchange, with the swap value being adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. When utilizing total return swaps, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying reference asset declines in value.

Interest rate swaps involve the exchange by the Fund with another party for its respective commitment to pay or receive a fixed or variable interest rate on a notional amount of principal. Interest rate swaps are generally centrally-cleared, but central clearing does not make interest rate swap transactions risk free.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2023

Credit default swaps are instruments which allow for the full or partial transfer of third-party credit risk, with respect to a particular entity or entities, from one counterparty to the other. The fund enters into credit default swaps as a “seller” or “buyer” of protection primarily to gain or reduce exposure to the investment grade and/or high yield bond market. A seller of credit default swaps is selling credit protection or assuming credit risk with respect to the underlying entity or entities. The buyer in a credit default swap is obligated to pay the seller a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If a credit event occurs, as defined under the terms of the swap agreement, the seller will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. The notional amount reflects the maximum potential amount the seller of credit protection could be required to pay to the buyer if a credit default occurs. The seller of protection receives periodic premium payments from the buyer and may also receive or pay an upfront premium adjustment to the stated periodic payments. In the event a credit default occurs on a credit default swap referencing an index, a factor adjustment will take place and the buyer of protection will receive a payment reflecting the par less the default recovery rate of the defaulted index component based on its weighting in the index. If no default occurs, the counterparty will pay the stream of payments and have no further obligations to the Fund if it is selling the credit protection. If the Fund utilizes centrally cleared credit default swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. For OTC credit default swaps, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty, or in the case of a credit default swap in which a fund is selling credit protection, the default of a third-party issuer.

The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract is an agreement between two parties to exchange two designated currencies at a specific time in the future. Certain types of contracts may be cash settled, in an amount equal to the change in exchange rates during the term of the contract. The contracts can be used to hedge or manage exposure to foreign currency risks with portfolio investments or to gain exposure to foreign currencies.

The market value of a forward foreign currency exchange contract changes with fluctuations in foreign currency exchange rates. Furthermore, the Fund may be exposed to risk if the counterparties cannot meet the contract terms or if the currency value changes unfavorably as compared to the U.S. dollar.

In conjunction with the use of derivative instruments, the Fund is required to maintain collateral in various forms. Depending on the financial instrument utilized and the broker involved, the Fund uses margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Fund as collateral.

The Fund has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Fund monitors the counterparty credit risk.

Foreign Investments

There are several risks associated with exposure to foreign currencies, foreign issuers and emerging markets. The Fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad. In addition, the Fund may incur transaction costs in connection with conversions between various currencies. The Fund may, but is not obligated to, engage in currency hedging transactions, which generally involve buying currency forward, options or futures contracts. However, not all currency risks may be effectively hedged, and in some cases the costs of hedging techniques may outweigh expected benefits. In such instances, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.

The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs and exchange-traded funds, which are indirectly linked to the performance of foreign issuers. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Investing in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, may involve risks not typically associated with investing in U.S. issuers. The value of

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2023

securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer’s financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Fund.

Reverse Repurchase Agreements

The Fund may enter into reverse repurchase agreements as part of its financial leverage strategy. Under a reverse repurchase agreement, the Fund temporarily transfers possession of a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash. At the same time, the Fund agrees to repurchase the instrument at an agreed upon time and price, which reflects an interest payment. Such agreements have the economic effect of borrowings. The Fund may enter into such agreements to invest the cash acquired at a rate higher than the cost of the agreement, which would increase earned income. When the Fund enters into a reverse repurchase agreement, any fluctuations in the market value of either the instruments transferred to another party or the instruments in which the proceeds may be invested would affect the market value of the Fund's assets. As a result, such transactions may increase fluctuations in the market value of the Fund's assets.

Note 3 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

Rule 2a-5 sets forth a definition of “readily available market quotations,” which is consistent with the definition of a Level 1 input under U.S. GAAP. Rule 2a-5 provides that “a market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.”

Securities for which market quotations are not readily available must be valued at fair value as determined in good faith. Accordingly, any security priced using inputs other than Level 1 inputs will be subject to fair value requirements. The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

Pricing service providers are used to value a majority of the Fund’s investments. When values are not available from a pricing service, they will be determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information and analysis. A significant portion of the Fund’s assets and liabilities are categorized as Level 2, as indicated in this report.

Quotes from broker-dealers, adjusted for fluctuations in criteria such as credit spreads and interest rates, may also be used to value the Fund’s assets and liabilities, i.e. prices provided by a broker-dealer or other market participant who has not committed to trade at that price. Although quotes are typically received from established market participants, the Fund may not have the transparency to view the underlying inputs which support the market quotations. Significant changes in a quote would generally result in significant changes in the fair value of the security.

Certain fixed income securities are valued by obtaining a monthly quote from a broker-dealer, adjusted for fluctuations in criteria such as credit spreads and interest rates.

Certain loans and other securities are valued using a single daily broker quote or a price from a third party vendor based on a single daily or monthly broker quote.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2023

The inputs or methodologies selected and applied for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability, appropriateness and accuracy of the techniques, methodologies and sources employed to determine fair valuation are periodically reviewed and subject to change.

Note 4 – Federal Income Tax Information

The Fund intends to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Fund from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

Tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Fund’s financial statements. The Fund’s U.S. federal income tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

At August 31, 2023, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost, and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:

Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
$ 748,528,281	$ 1,347,874	$ (103,783,828)	$ (102,435,954)

Note 5 – Unfunded Loan Commitments

Pursuant to the terms of certain loan agreements, the Fund held unfunded loan commitments as of August 31, 2023. The Fund is obligated to fund these loan commitments at the borrower’s discretion.

The unfunded loan commitments as of August 31, 2023, were as follows:

Borrower	Maturity Date	Face Amount	Value
Avalara, Inc.	10/19/28	$ 263,636	$ 3,262
Fontainbleau Vegas	01/31/26	657,321	–
Lightning A	03/01/37	4,159,444	–
Lightning B	03/01/37	538,281	–
Orion Group	03/19/27	286,957	4,469
The Facilities Group	11/30/27	171,336	3,431
Thunderbird A	03/01/37	4,221,667	–
Thunderbird B	03/01/37	546,333	–
			$ 11,162

Note 6– Restricted Securities

The security below is considered illiquid and restricted under guidelines established by the Board:

Restricted Securities	Acquisition Date	Cost	Value
CFMT LLC
2022-HB9 3.25% (WAC) due 09/25/37[1]	09/23/22	$612,165	$579,707

1	Variable rate security. Rate indicated is the rate effective at August 31, 2023. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

Note 7 – Market Risks

The value of, or income generated by, the investments held by the Fund are subject to the possibility of rapid and unpredictable fluctuation, and loss that may result from various factors. These factors include, among others, developments affecting individual companies, or from broader influences, including real or perceived changes in prevailing interest rates, changes in inflation rates or expectations about inflation rates, adverse investor confidence or sentiment, changing economic, political (including geopolitical), social or financial market conditions, increased instability or general uncertainty, environmental disasters, governmental actions, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), debt crises, actual or threatened wars or other armed conflicts (such as the current Russia-Ukraine conflict and its risk of expansion or collateral economic and other effects) or ratings downgrades, and other similar events, each of which may be temporary or last for extended periods.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2023

Moreover, changing economic, political, geopolitical, social, financial market or other conditions in one country or geographic region could adversely affect the value, yield and return of the investments held by the Fund in a different country or geographic region, economy, and market because of the increasingly interconnected global economies and financial markets. The duration and extent of the foregoing types of factors or conditions are highly uncertain and difficult to predict and have in the past, and may in the future, cause volatility and distress in economies and financial markets or other adverse circumstances, which may negatively affect the value of the Fund’s investments and performance of the Fund.

OTHER INFORMATION (Unaudited)	August 31, 2023

Sector Classification

Information in the “Schedule of Investments” is categorized by sectors using sector-level classifications used by Bloomberg Industry Classification System, a widely recognized industry classification system provider. In the Fund’s registration statement, the Fund has investment policies relating to concentration in specific industries. For purposes of these investment policies, the Fund usually classifies industries based on industry-level classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.